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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                      811- 2731
                                  ----------------------------------------------

                           Tax-Free Investments Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     (713) 626-1919
                                                   -----------------------

Date of fiscal year end:          3/31
                        -----------------------

Date of reporting period:       12/31/04
                         -----------------------

Item 1. Schedule of Investments.

                       AIM TAX-FREE CASH RESERVE PORTFOLIO
          Quarterly Schedule of Portfolio Holdings o December 31, 2004


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com             TFIT-QTR-1 12/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS

December 31, 2004
(Unaudited)

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS--100.00%
ALABAMA--1.72%
Alabama (State of) Public School & College
Authority; Capital Improvement Series 1999
D RB
    5.25%, 08/01/05                                                  AA           Aa3            $ 1,425       $   1,451,339
----------------------------------------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
Recreation Board (Children's Zoo Project);
VRD Series 2002 RB (LOC-AmSouth Bank)
    2.14%, 05/01/07                            (b)(c)                --         VMIG-1             2,925           2,925,000
----------------------------------------------------------------------------------------------------------------------------
Birmingham (City of) Public Parks &
Recreation Board (YMCA Project); Refunding
VRD Series 1996 RB (LOC-AmSouth Bank)
    2.07%, 06/01/16                            (b)(c)                --         VMIG-1             1,770           1,770,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Birmingham
Waterworks & Sewer Board);
  VRD Series 2002-6009 Class A COP
  (Acquired 11/05/02; Cost $4,100,000)
    2.04%, 01/01/43                            (c)(d)(e)            A-1+          --               4,100           4,100,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 2003-0007 Class A COP
  (Acquired 04/16/03; Cost $7,370,000)
    2.04%, 01/01/43                            (c)(d)(e)            A-1+          --               7,370           7,370,000
----------------------------------------------------------------------------------------------------------------------------
Elmore (County of), Ridge Improvement
District; Special Assessment VRD Series 2000
RB (LOC-AmSouth Bank)
    2.00%, 10/01/25                            (b)(c)                --         VMIG-1            13,335          13,335,000
----------------------------------------------------------------------------------------------------------------------------
Homewood (City of) Medical Clinic Board
(Lakeshore Foundation Project); Lease Revenue
VRD Series 2000 RB (LOC-AmSouth Bank)
    2.14%, 11/01/24                            (b)(c)                A-1          --               7,255           7,255,000
----------------------------------------------------------------------------------------------------------------------------
Mobile (City of); Port City Medical Clinic
Board (Infirmary Health); VRD Series 1998 B RB
    2.01%, 02/01/25                            (c)(f)                A-1        VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery (City of) Industrial Development
Board (Industrial Partners Project);
Refunding VRD Series 1989 IDR (LOC-SunTrust
Bank)
    2.05%, 01/01/07                            (b)(c)                --           --                 430             430,000
----------------------------------------------------------------------------------------------------------------------------
Oxford (City of); Unlimited Tax VRD Series
2003 GO Wts. (LOC-Branch Banking & Trust)
    2.00%, 07/01/15                            (b)(c)                --         VMIG-1             5,180           5,180,000
----------------------------------------------------------------------------------------------------------------------------
Tuscaloosa (City of) Educational Building
Authority (Stillman College Project);
Refunding Capital Improvement VRD Series 2002
A RB (LOC-AmSouth Bank)
    2.14%, 10/01/23                            (b)(c)                --         VMIG-1             2,405           2,405,000
============================================================================================================================

                                                                                                                  51,221,339
============================================================================================================================

ALASKA--0.11%
Alaska (State of) Industrial Development &
Export Authority (Safeway Inc. Projects);
Refunding VRD Series 1991 IDR (LOC-Deutsche
Bank A.G.)
    2.15%, 06/01/05                            (b)(g)(h)             A-1          --               1,340           1,340,000
----------------------------------------------------------------------------------------------------------------------------
Alaska (State of) Industrial Development
Authority (Alaska Hotel Properties Inc.
Project); VRD Series 1986 IDR (LOC-Royal Bank
of Scotland) (Acquired 12/27/02; Cost
$800,000)
    2.10%, 06/01/06                            (b)(c)(e)             --           Aa1                800             800,000
----------------------------------------------------------------------------------------------------------------------------
Matanuska-Susitna (Borough of); Unlimited Tax
Series 1998 A GO
    4.50%, 03/01/05                            (f)                   AAA          Aaa              1,000           1,004,801
============================================================================================================================
                                                                                                                   3,144,801
============================================================================================================================

ARIZONA--1.13%
Apache (County of) Industrial Development
Authority (Tucson Electric Power Co.);
Floating Rate Series 1982 A IDR (LOC-Credit
Suisse First Boston)
    2.00%, 12/15/18                            (b)(c)                A-1        VMIG-1             8,225           8,225,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
ARIZONA--(CONTINUED)
Apache (County of) Industrial Development
Authority (Tucson Electric Power
Co.-SpringerValley); VRD Series 1985 IDR
(LOC-Credit Suisse First Boston)
                                                                                                  $
    2.00%, 12/01/20                            (b)(c)                A-1        VMIG-1             1,000       $   1,000,000
----------------------------------------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
Authority (Center Park Apartments Project);
Refunding Multi-Family Housing VRD Series
2001 A IDR (CEP-Federal National Mortgage
Association)
    2.03%, 06/15/31                            (c)                   --         VMIG-1             2,010           2,010,000
----------------------------------------------------------------------------------------------------------------------------
Casa Grande (City of) Industrial Development
Authority (Quail Gardens Apartments);
Refunding Multi-Family Housing VRD Series
2001 A IDR (CEP-Federal National Mortgage
Association)
    2.03%, 06/15/31                            (c)                   --         VMIG-1             1,550           1,550,000
----------------------------------------------------------------------------------------------------------------------------
Mesa (City of); Utility System Series 1995 RB
    5.38%, 07/01/05                            (f)(h)(i)             AAA          Aaa              1,000           1,026,826
----------------------------------------------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvement Corp.;
Wastewater System Series 2003 BAN (LOC-Bank
of America N.A.)
    1.27%, 01/10/05                            (b)                  A-1+          P-1              6,000           6,000,000
----------------------------------------------------------------------------------------------------------------------------
Phoenix (City of) Industrial Development
Authority (Lynwood Apartments Project);
Refunding VRD Series 1994 IDR (CEP-Federal
Home Loan Bank of San Francisco)
    2.05%, 10/01/25                            (c)                  A-1+          --               5,825           5,825,000
----------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
Authority (El Dorado Hospital); VRD Series
2004 RB (LOC-Branch Banking & Trust Co.)
    2.02%, 04/01/38                            (b)(c)                --         VMIG-1             6,000           6,000,000
----------------------------------------------------------------------------------------------------------------------------
Pima (County of) Industrial Development
Authority (Tucson Electric Power
Co.-Irvington Road Project); VRD Series 1982
IDR (LOC-Credit Suisse First Boston)
    2.02%, 10/01/22                            (b)(c)                A-1        VMIG-1             2,000           2,000,000
============================================================================================================================
                                                                                                                  33,636,826
============================================================================================================================

ARKANSAS--0.08%
Pulaski (County of) Public Facilities Board
(Health Facilities-Central Arkansas Radiation
Therapy Inc. Project); Educational Facilities
VRD Series 2001 RB (LOC-Bank of America N.A.)
    2.05%, 07/01/08                            (b)(c)(j)             --           --               2,500           2,500,000
============================================================================================================================

CALIFORNIA--0.05%
San Diego (County of) (Friends of Chabad
Lubavitch); VRD Series 2003 COP (LOC-Comerica
Bank)
    2.08%, 01/01/23                            (b)(c)(j)             --           --               1,500           1,500,000
============================================================================================================================

COLORADO--3.06%
Adams & Weld (Counties of) School District
No. 27J Brighton; Unlimited Tax Series 2004 GO

    2.50%, 12/01/05                            (f)                   AAA          Aaa              1,950           1,957,490
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Denver Art Museum
Project); VRD Series 2004 RB (LOC-Wells Fargo
Bank N.A.)
    1.99%, 01/01/34                            (b)(c)               A-1+          --               3,250           3,250,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (Denver Seminary
Project); VRD Series 2004 RB (LOC-Wells Fargo
Bank N.A.)
    1.99%, 07/01/24                            (b)(c)               A-1+          --               1,400           1,400,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Educational & Cultural
Facilities Authority (National Cable
Television Center & Museum Project); VRD
Series 1999 RB (LOC-Wells Fargo Bank N.A.)
    1.99%, 10/01/06                            (b)(c)               A-1+          --               1,745           1,745,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)
Colorado (State of) Educational & Cultural
Facilities Authority (Regis Jesuit High
School Project); VRD Series 2003 RB
(LOC-Wells Fargo Bank N.A.)
    1.99%, 12/01/33                            (b)(c)               A-1+          --             $ 5,415       $   5,415,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
(Arapahoe House Project); VRD Series 2004 A RB
(LOC-Wells Fargo Bank N.A.)
    2.06%, 04/01/24                            (b)(c)               A-1+          --               1,200           1,200,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities Authority
(Bethesda Collinwood); Refunding VRD Series
2004 B RB (LOC-ABN AMRO Bank N.V.)
    2.00%, 08/01/34                            (b)(c)                A-1          --               4,230           4,230,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
Authority (Bethesda Living Centers);
Refunding VRD Series 2004 A RB (LOC-ABN AMRO
Bank N.V.)
    2.00%, 08/01/34                            (b)(c)                A-1          --               5,270           5,270,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
Authority (Christian Living Project);
Refunding VRD Series 2002 A RB (LOC-U.S. Bank
N.A.)
    2.03%, 01/01/31                            (b)(c)               A-1+          --               3,400           3,400,000
----------------------------------------------------------------------------------------------------------------------------
Colorado (State of) Health Facilities
Authority (Golden West Manor Inc. Project);
VRD Series 2002 A RB (LOC-U.S. Bank N.A.)
    2.03%, 07/01/32                            (b)(c)               A-1+          --               4,210           4,210,000
----------------------------------------------------------------------------------------------------------------------------
Colorado Springs (City of) (Pikes Peak Mental
Health); VRD Series 2003 RB (LOC-Wells Fargo
Bank N.A.)
    1.99%, 03/15/23                            (b)(c)               A-1+          --               3,820           3,820,000
----------------------------------------------------------------------------------------------------------------------------
Concord Metropolitan District; Refunding &
Improvement Unlimited Tax Series 2004 GO
(LOC-Wells Fargo Bank N.A.)
    2.25%, 12/01/05                            (b)(h)(k)            A-1+          --               1,585           1,585,000
----------------------------------------------------------------------------------------------------------------------------
Crystal Valley Metropolitan District No. 1;
VRD Series 2004 RB (LOC-Wells Fargo Bank N.A.)
    1.99%, 10/01/34                            (b)(c)               A-1+          --               1,995           1,995,000
----------------------------------------------------------------------------------------------------------------------------
Denver (City & County of) (Cottonwood Creek);
Refunding Multi-Family Housing VRD Series 1989
A RB (Acquired 12/28/04; Cost $1.000,000)
(CEP-Federal Home Loan Mortgage Corp.)
    2.04%, 04/15/14                            (c)(e)               A-1+          --               1,000           1,000,000
----------------------------------------------------------------------------------------------------------------------------
Denver (City & County of) (Kentucky Circle
Village Project); VRD Series 2000 RB
(LOC-Mountain States Bank, U.S. Bank N.A.)
    2.03%, 10/01/29                            (b)(c)               A-1+          --               1,740           1,740,000
----------------------------------------------------------------------------------------------------------------------------
Denver (City & County of) (Wellington E Web);
Refunding VRD Series 2003 C2 COP
    2.00%, 12/01/29                            (c)(f)               A-1+        VMIG-1             6,375           6,375,000
----------------------------------------------------------------------------------------------------------------------------
Idaho Springs (City of); (Safeway Inc.
Project); Refunding VRD Series 1993 IDR
(LOC-Deutsche Bank A.G.)
    2.15%, 06/01/05                            (b)(g)(h)            A-1+          --                 940             940,000
----------------------------------------------------------------------------------------------------------------------------
Jefferson (County of) School District No.
R-001; Series 2004 A TAN
    3.00%, 06/30/05                                                 SP-1+        MIG-1            30,000          30,217,467
----------------------------------------------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
District; Refunding Unlimited Tax Series 2004
GO (LOC-U.S. Bank N.A.)
    2.25%, 12/01/05                            (b)(h)               A-1+          --               1,200           1,200,000
----------------------------------------------------------------------------------------------------------------------------
Lafayette (City of) Exempla Improvement
District (Special Improvement No. 2-01);
Refunding Special Assessment VRD Series 2002
RB (LOC-Wells Fargo Bank N.A.)
    2.03%, 12/01/22                            (b)(c)               A-1+          --               1,000           1,000,000
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City & County of
Denver Water); VRD Series 2003 PT-1872 RB
(Acquired 05/29/03; Cost $7,805,000)
    2.03%, 12/01/22                            (c)(d)(e)(j)          --           --               7,805           7,805,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
COLORADO--(CONTINUED)
Westminster (City of) Water & Wastewater
Utility Enterprise; VRD Series 2002 RB
    2.03%, 12/01/22                            (c)(f)               A-1+        VMIG-1           $ 1,415       $   1,415,000
============================================================================================================================
                                                                                                                  91,169,957
============================================================================================================================

CONNECTICUT--0.16%
Connecticut (State of) Development Authority
(Central Vermont Public Service); Floating
Rate Series 1985 PCR (LOC-Royal Bank of
Scotland)
    1.90%, 12/01/15                            (b)(l)               A-1+          --               1,400           1,400,000
----------------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Faciltities Authority (Westminster School);
VRD Series 2002 C RB (LOC-Bank of America
N.A.)
    2.00%, 07/01/32                            (b)(c)               A-1+          --               1,290           1,290,000
----------------------------------------------------------------------------------------------------------------------------
Connecticut (State of) Health & Educational
Faciltities Authority (YMCA of Metropolitan
Hartford Inc.); VRD Series 2002 A RB
    2.00%, 07/01/32                            (c)(f)                --         VMIG-1             2,000           2,000,000
============================================================================================================================
                                                                                                                   4,690,000
============================================================================================================================

DELAWARE--0.28%
Delaware (State of) Economic Development
Authority (Independent School Inc. Project);
VRD Series 2003 RB (LOC-Royal Bank of
Scotland)
    2.00%, 07/01/33                            (b)(c)               A-1+          --               8,250           8,250,000
============================================================================================================================

DISTRICT OF COLUMBIA--0.75% District of
Columbia (Consortium Issue); VRD Series
1998 RB (LOC-Wachovia Bank N.A.)
    1.99%, 07/01/23                            (b)(c)                A-1          --              15,755          15,755,000
----------------------------------------------------------------------------------------------------------------------------
District of Columbia (Resources for the
Future Inc.); VRD Series 1998 RB
(LOC-Wachovia Bank N.A.) (Acquired 09/26/03;
Cost $2,015,000)
    2.05%, 08/01/29                            (b)(c)(e)             A-1          --               2,015           2,015,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (District of Columbia Water
& Sewer Authority); VRD Series 2003 A12 RB
(Acquired 02/24/03; Cost $4,655,000)
    2.06%, 10/01/17                            (c)(d)(e)             --         VMIG-1             4,655           4,655,000
============================================================================================================================
                                                                                                                  22,425,000
============================================================================================================================

FLORIDA--2.78%
ABN AMRO Munitops Ctfs. Trust (County of
Escambia); Refunding Florida Non-AMT VRD
Series 2002-24 Ctfs. (Acquired 10/24/02; Cost
$5,000,000)
    2.03%, 10/01/10                            (c)(d)(e)             --         VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Capital Projects Finance Authority (Capital
Projects Loan Program); VRD Series 1997 A RB
    2.02%, 08/01/17                            (c)(f)               A-1+          --                 900             900,000
----------------------------------------------------------------------------------------------------------------------------
Collier (County of) Health Facilities
Authority (Cleveland Health Clinic); VRD
Hospital Series 2003 C-2 BAN (LOC-JPMorgan
Chase Bank)
    1.89%, 03/17/05                            (b)(c)               A-1+        VMIG-1             3,500           3,500,000
----------------------------------------------------------------------------------------------------------------------------
Collier (County of) Industrial Development
Authority (Redlands Christian Migrant); VRD
Series 2001 RB (LOC-Bank of America N.A.)
    2.05%, 12/01/26                            (b)(c)(j)             --           --               2,900           2,900,000
----------------------------------------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
Authority (Samuel C. Taylor Foundation
Project); VRD Series 1998 RB (LOC-Bank of
America N.A.) (Acquired 02/20/01; Cost
$2,600,000)
    2.05%, 12/01/23                            (b)(c)(e)(j)          --           --               2,600           2,600,000
----------------------------------------------------------------------------------------------------------------------------
Jacksonville (City of) Health Facilities
Authority (University of Florida
Jacksonville Physicians, Inc.); VRD Series
2002 RB (LOC-Bank of America N.A.)
    2.05%, 06/01/22                            (b)(c)                --         VMIG-1            12,140          12,140,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
FLORIDA--(CONTINUED)
Jacksonville (City of) (Baptist Medical
Center); Commercial Paper Notes Series 2004
RB
                                                                                                  $
    1.93%, 07/27/05                                                 A-1+          --               5,000       $   5,000,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade (County of) Educational Facilities
Authority (Carlos Albizu University Project);
VRD Series 2000 RB (LOC-Bank of America N.A.)
    2.05%, 12/01/25                            (b)(c)(j)             --           --               9,200           9,200,000
----------------------------------------------------------------------------------------------------------------------------
Miami-Dade (County of) Industrial Development
Authority (Palmer Trinity Private School
Project); VRD Series 1999 IDR (LOC-Bank of
America N.A.)
    2.05%, 12/01/19                            (b)(c)(j)             --           --               3,100           3,100,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(State of Florida Department of Environmental
Protection); Floating Rate Trust Ctfs. VRD
Series 2002-722 RB (Acquired 11/13/02; Cost
$9,850,000)
    2.03%, 07/01/22                            (c)(d)(e)             A-1          --               9,850           9,850,000
----------------------------------------------------------------------------------------------------------------------------
North Miami (City of) Educational Facilities
(Miami Country Day School Project); VRD Series
1999 RB (LOC-Bank of America N.A.)
    2.05%, 08/01/19                            (b)(c)(j)             --           --               1,550           1,550,000
----------------------------------------------------------------------------------------------------------------------------
Orange (County of) Health Facilities
Authority (Presbyterian Retirement
Communities Project); VRD Series 1998 RB
(LOC-Bank of America N.A.) (Acquired
09/16/04; Cost $7,770,000)
    2.05%, 11/01/28                            (b)(c)(e)(j)          --           --               7,770           7,770,000
----------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) Educational Facilities
Authority (Atlantic College Project);
Educational Facilities VRD Series 2001 RB
(LOC-Bank of America N.A.)
    2.05%, 12/01/31                            (b)(c)(j)             --           --               2,700           2,700,000
----------------------------------------------------------------------------------------------------------------------------
Palm Beach (County of) Health Facilities
Authority (Jupiter Medical Center Inc.); VRD
Series 1999 B RB (LOC-Wachovia Bank N.A.)
    2.05%, 08/01/20                            (b)(c)(j)             --           --               7,250           7,250,000
----------------------------------------------------------------------------------------------------------------------------
St. Lucie (County of) (Savannah's Hospital
Project); Floating Rate VRD Series 1985 IDR
(LOC-Canadian Imperial Bank of Commerce)
    2.05%, 11/01/15                            (b)(c)                A-1          --               3,545           3,545,000
----------------------------------------------------------------------------------------------------------------------------
Tampa (City of) (Agency for Community
Treatment DACCO Project); VRD Series 2001 RB
(LOC-Bank of America N.A.)
    2.05%, 07/01/22                            (b)(c)(j)             --           --               5,080           5,080,000
----------------------------------------------------------------------------------------------------------------------------
University of North Florida Foundation, Inc.
(Parking System); VRD Series 1998 RB
(LOC-Wachovia Bank N.A.)
    2.03%, 05/01/28                            (b)(c)                A-1          --                 800             800,000
============================================================================================================================
                                                                                                                  82,885,000
============================================================================================================================

GEORGIA--3.65%
ABN AMRO Munitops Ctfs. Trust (State of
Georgia); Non-AMT VRD Series 2004-15 Ctfs.
(Acquired 10/12/04; Cost $9,995,000)
    1.75%, 03/30/05                            (d)(e)(h)(k)(m)       --         VMIG-1             9,995           9,995,000
----------------------------------------------------------------------------------------------------------------------------
Bartow (County of) School District; Unlimited
Tax Series 2003 GO
    3.00%, 11/01/05                                                  AA+          --                 950             956,946
----------------------------------------------------------------------------------------------------------------------------
CDC Municipal Products Inc. (County of
Forsyth School District); VRD Unlimited Tax
Series 2004-6 A GO (Acquired 10/20/04; Cost
$3,025,000)
    2.04%, 02/01/18                            (c)(d)(e)            A-1+          --               3,025           3,025,000
----------------------------------------------------------------------------------------------------------------------------
Clayton (County of) Development Authority
(Delta Airlines Project); Special Facilities
VRD Series 2000 A RB (CEP-General Electric
Capital Corp.)
    2.00%, 06/01/29                            (c)                  A-1+        VMIG-1            12,000          12,000,000
----------------------------------------------------------------------------------------------------------------------------
Cobb (County of) Development Authority (YMCA
of Cobb County); VRD Series 2003 RB
(LOC-Branch Banking & Trust Co.)
    2.02%, 12/01/25                            (b)(c)                --         VMIG-1             1,000           1,000,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
GEORGIA--(CONTINUED)
Dahlonega (City of) Downtown Development
Authority (North Georgia Student Housing
Project); Student Housing VRD Series 2001 A
RB (LOC-Wachovia Bank N.A.)
    2.00%, 06/01/28                            (b)(c)                --         VMIG-1           $ 2,000       $   2,000,000
----------------------------------------------------------------------------------------------------------------------------
DeKalb (County of) Hospital Authority (DeKalb
Medical Center Inc. Project); VRD Series 2000
B RB (LOC-Wachovia Bank N.A.)
    1.99%, 10/01/25                            (b)(c)                --         VMIG-1            10,450          10,450,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Georgia);
VRD Series 2000-1001 C COP (Acquired
07/26/00; Cost $20,000,000)
    2.04%, 07/01/15                            (c)(d)(e)            A-1+          --              20,000          20,000,000
----------------------------------------------------------------------------------------------------------------------------
Floyd (County of) Development Authority
(Shorter College Project); VRD Series 1998 RB
(LOC-SunTrust Bank)
    2.14%, 06/01/17                            (b)(c)               A-1+          --               1,800           1,800,000
----------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
(Bridgeway Foundation for Education Project);
Educational Facilities VRD Series 2000 RB
(LOC-Wachovia Bank N.A.)
    2.04%, 06/01/15                            (b)(c)                A-1          --               1,400           1,400,000
----------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Development Authority
(Pace Academy Inc. Project); VRD Series 1998
RB (LOC-Bank of America N.A.)
    2.00%, 07/01/18                            (b)(c)(j)             --           --               5,375           5,375,000
----------------------------------------------------------------------------------------------------------------------------
Fulton (County of) Hospital Authority
(Northside Hospital Inc.); VRD Series 2003 A
RAN (LOC-Wachovia Bank N.A.)
    1.99%, 10/01/18                            (b)(c)                --         VMIG-1            28,860          28,860,000
----------------------------------------------------------------------------------------------------------------------------
Smyrna (City of) Hospital Authority
(Ridgeview Institute Inc. Project); VRD
Series 2002 RB (LOC-Wachovia Bank N.A.)
    2.04%, 11/01/27                            (b)(c)                --         VMIG-1             2,060           2,060,000
----------------------------------------------------------------------------------------------------------------------------
Valdosta & Lowndes (Counties of) Hospital
Authority (South Georgia Medical Center
Project); VRD Series 1998 RB (Acquired
12/28/04; Cost $4,735,000)
    2.00%, 10/01/23                            (c)(e)(f)            A-1+          --               4,735           4,735,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Dalton); Utilities
VRD Series 2003 A02 RB (Acquired
08/25/04; Cost $4,860,000)
    2.06%, 01/01/12                            (c)(d)(e)             --         VMIG-1             4,860           4,860,000
============================================================================================================================
                                                                                                                 108,516,946
============================================================================================================================

HAWAII--0.37%
Eagle Tax Exempt Trust (State of Hawaii); VRD
Series 2000-1101 COP (Acquired 01/11/01; Cost
$6,000,000)
    2.04%, 12/01/16                            (c)(d)(e)            A-1+          --               6,000           6,000,000
----------------------------------------------------------------------------------------------------------------------------
Hawaii (State of); Refunding Unlimited Tax
Series 1997 CO GO
    6.00%, 03/01/05                            (f)                   AAA          Aaa              1,000           1,007,709
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Hawaii); Unlimited
Tax VRD Series 2003 A16 GO (Acquired
02/27/03; Cost $3,880,000)
    2.06%, 07/01/18                            (c)(d)(e)             --         VMIG-1             3,880           3,880,000
============================================================================================================================
                                                                                                                  10,887,709
============================================================================================================================

IDAHO--0.40%
Custer (County of) Pollution Control (Amoco
Oil Co.-Standard Oil Industry Project); VRD
Series 1983 RB
    1.55%, 04/01/05                            (g)(h)               A-1+          Aa1             10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
Magic Valley Healthcare System Inc. (Magic
Valley Regional Medical Center Project); VRD
Series 2001 RB (LOC-Wells Fargo Bank N.A.)
    1.99%, 12/01/21                            (b)(c)                --         VMIG-1             2,040           2,040,000
============================================================================================================================
                                                                                                                  12,040,000
============================================================================================================================



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--14.88%
ABN AMRO Munitops Ctfs. Trust (City of
Chicago); Refunding  Multi-State Non-AMT VRD
Limited Tax Series 2001-34 Ctfs. (Acquired
11/15/01; Cost $10,000,000)
    2.04%, 07/01/07                            (c)(d)(e)             --         VMIG-1          $ 10,000       $  10,000,000
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
(State of Illinois Sales Tax); VRD Series
1998-25 A RB (Acquired 08/26/99; Cost
$10,000,000)
    2.02%, 03/15/07                            (c)(d)(e)             A-1          Aa2             10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns Municipal Securities Trust Ctfs.
(State of Illinois); VRD Series 2002-190 A RB
(Acquired 05/06/02; Cost $10,130,000)
    2.02%, 06/05/14                            (c)(d)(e)             A-1          --              10,130          10,130,000
----------------------------------------------------------------------------------------------------------------------------
Chicago (City of); VRD Limited Tax Obligation
Tender Series 2004 GO (LOC-State Street Bank
& Trust Co.)
    1.05%, 01/13/05                            (b)(h)(k)            SP-1+        MIG-1             4,000           4,000,000
----------------------------------------------------------------------------------------------------------------------------
Chicago (City of); VRD Unlimited Tax Series
2002 B GO
    2.00%, 01/01/37                            (c)(f)               A-1+        VMIG-1             8,900           8,900,000
----------------------------------------------------------------------------------------------------------------------------
Chicago (City of); Refunding Water Revenue
Second Lien VRD Series 2004 RB
    2.00%, 11/01/31                            (c)(f)               A-1+        VMIG-1            30,000          30,000,000
----------------------------------------------------------------------------------------------------------------------------
Cook (County of) High School District No. 201
(J. Sterling Morton Township); School Limited
Tax Series 2004 GO
    4.38%, 12/01/05                            (f)                   --           Aaa              5,000           5,101,772
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Park
District); VRD Unlimited Tax Series 2002-1306
A COP (Acquired 05/02/02; Cost $5,500,000)
    2.04%, 01/01/29                            (c)(d)(e)            A-1+          --               5,500           5,500,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago
Public Building Commission); VRD Series
2003-0015 A COP (Acquired 05/14/03; Cost
$2,800,000)
    2.04%, 12/01/14                            (c)(d)(e)            A-1+          --               2,800           2,800,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago Water
& Sewer); VRD Series 2001-1308 COP (Acquired
12/12/01; Cost $8,655,000)
    2.04%, 11/01/26                            (c)(d)(e)            A-1+          --               8,655           8,655,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chicago); VRD
Series 2001-1305 COP (Acquired 04/02/01; Cost
$4,950,000)
    2.14%, 01/01/35                            (c)(d)(e)            A-1+          --               4,950           4,950,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (County of Cook
Regional Transportation Authority); VRD
Series 2000-1303 COP (Acquired 03/26/01; Cost
$19,000,000)
    2.04%, 07/01/23                            (c)(d)(e)            A-1+          --              19,000          19,000,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Illinois);
VRD Series 2000-1304 COP (Acquired
06/27/00; Cost $7,340,000)
      2.04%, 06/01/21                          (c)(d)(e)            A-1+          --               7,340           7,340,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Unlimited Tax Series 2003-0023 A COP
(Acquired 06/12/03; Cost $3,775,000)
      2.04%, 06/01/15                          (c)(d)(e)            A-1+          --               3,775           3,775,000
----------------------------------------------------------------------------------------------------------------------------
First Union MERLOTs (City of Chicago); VRD
Limited Tax Series 2000 A12 GO (Acquired
10/13/00; Cost $10,000,000)
    2.06%, 01/01/23                            (c)(d)(e)             --         VMIG-1            10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (American College of Surgeons); VRD
Series 1996 RB (LOC-Northern Trust Co.)
    2.04%, 08/01/26                            (b)(c)               A-1+          --               8,707           8,707,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (BAPS Inc. Project); VRD Series
2002 RB (LOC-Comerica Bank)
    2.00%, 06/01/17                            (b)(c)                A-1          --               9,000           9,000,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (British Home for Retired Men &
Women); VRD Series 2001 RB (LOC-ABN AMRO Bank
N.V.)
    2.01%, 11/01/27                            (b)(c)                A-1          --               8,740           8,740,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)
Illinois (State of) Development Finance
Authority (Chicago Shakespeare Theater
Project); VRD Series 1999 RB (LOC-ABN AMRO
Bank N.V.) (Acquired 09/24/03; Cost
$4,100,000)
    2.01%, 01/01/19                            (b)(c)(e)             A-1          --             $ 4,100       $   4,100,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Embers Elementary School Project);
Educational Facilities VRD Series 2002 RB
(LOC-ABN AMRO Bank N.V.) (Acquired 11/04/03;
Cost $2,250,000)
    2.02%, 04/01/32                            (b)(c)(e)             A-1          --               2,250           2,250,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Institute of Gas Technology
Project); VRD Series 1999 IDR (LOC-Bank of
Montreal)
    2.03%, 09/01/24                            (b)(c)               A-1+          --               2,000           2,000,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Lyric Opera of Chicago Project);
VRD Series 1994 RB (LOC-Northern Trust Co.,
Bank of Montreal, JPMorgan Chase Bank)
    2.00%, 12/01/28                            (b)(c)               A-1+        VMIG-1            30,000          30,000,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Mount Carmel High School Project);
VRD Series 2003 RB (LOC-JPMorgan Chase Bank)
    2.00%, 07/01/33                            (b)(c)                --         VMIG-1             5,600           5,600,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Museum of Contemporary Art Project);
VRD Series 1994 RB (LOC-JPMorgan Chase Bank,
Northern Trust Co.)
    2.00%, 02/01/29                            (b)(c)                A-1        VMIG-1            14,950          14,950,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (North Shore Country Day School);
VRD Series 2003 RB (LOC-Northern Trust Co.)
    2.00%, 07/01/33                            (b)(c)                --         VMIG-1             2,825           2,825,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Oak Park Residence Corp. Project);
VRD Series 2001 RB (LOC-ABN AMRO Bank N.V.)
(Acquired 01/29/03; Cost $2,975,000)
    2.01%,  07/01/41                           (b)(c)(e)             A-1          --               2,975           2,975,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (Sacred Heart Schools Project); VRD
Series 2003 RB (LOC-Fifth Third Bank)
    2.00%, 07/01/33                            (b)(c)                --         VMIG-1             4,600           4,600,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (St. Augustine College Project);
VRD Series 2002 RB (LOC-JPMorgan Chase Bank)
    2.20%, 11/01/31                            (b)(n)                --         VMIG-1             3,100           3,100,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Development Finance
Authority (West Central Illinois Educational
Project); VRD Series 2002 RB (LOC-JPMorgan
Chase Bank)
    2.00%, 09/01/32                            (b)(c)                --         VMIG-1             4,800           4,800,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (Aurora University); VRD Series
2002 RB (LOC-Fifth Third Bank)
    2.05%, 03/01/32                            (b)(c)                --         VMIG-1             3,300           3,300,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (Blackburn University); Cultural
Pooled Financing VRD Series 1999 RB (LOC-Bank
of America N.A.)
    2.00%, 07/01/29                            (b)(c)               A-1+          --               1,385           1,385,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Educational Facilities
Authority (National Louis University); VRD
Series 1999 B RB (LOC-JPMorgan Chase Bank)
    2.00%, 06/01/29                            (b)(c)               A-1+          --               2,300           2,300,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
(Illinois Institute of Technology); VRD
Series 2004 RB (LOC-Bank of Montreal)
    2.00%, 12/01/24                            (b)(c)                --         VMIG-1             2,500           2,500,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority (Jewish
Charities); VRD Series 2004 A RN (LOC-Bank of
Montreal)
    2.00%, 06/30/05                            (b)(c)               A-1+          --               7,630           7,630,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)
Illinois (State of) Finance Authority (Kohl
Children's Museum); VRD Series 2004 RB
(LOC-Fifth Third Bank)
    2.00%, 07/01/34                            (b)(c)                --         VMIG-1           $ 2,680       $   2,680,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Finance Authority
(Northwestern University); VRD Sub-Series
2004 A RB
    1.95%, 12/01/34                            (c)                  A-1+        VMIG-1            44,500          44,500,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Bensenville Home Society); VRD
Series 1989 A RB (LOC-JPMorgan Chase Bank)
    2.00%, 02/15/19                            (b)(c)                A-1          --               1,150           1,150,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (Blessing Hospital); VRD Series
1999 B RB
    2.04%, 11/15/29                            (c)(f)                A-1        VMIG-1             1,810           1,810,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities Authority
(Peace Memorial Ministries); VRD
Series 2003 B RB (LOC-ABN AMRO Bank N.V.)
    2.00%, 08/15/33                            (b)(c)                A-1          --               9,845           9,845,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
Authority (St. Luke's Medical Center); VRD
Series 1998 B RB
    2.00%, 11/15/23                            (c)(f)               A-1+        VMIG-1             1,000           1,000,000
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Regional Transportation
Authority; Series 1994 A RB
    5.80%, 06/01/05                            (f)                   AAA          Aaa              3,300           3,352,165
----------------------------------------------------------------------------------------------------------------------------
Illinois (State of) Toll Highway Authority;
  Refunding Toll Highway VRD Series 1998 B RB
    1.98%, 01/01/16                            (c)(f)                --         VMIG-1            15,900          15,900,000
----------------------------------------------------------------------------------------------------------------------------

    1.98%, 01/01/17                            (c)(f)                --         VMIG-1             4,600           4,600,000
----------------------------------------------------------------------------------------------------------------------------
Lombard (City of) (Clover Creek Apartments
Project); VRD Multi-Family Housing Series
2000 RB (CEP-Federal National Mortgage
Association)
    2.02%, 12/15/30                            (c)                  A-1+          --              14,855          14,855,000
----------------------------------------------------------------------------------------------------------------------------
Macon (County of) (Millikin University); VRD
Series 1999 RB
    2.00%, 10/01/28                            (c)(f)               A-1+          --               4,500           4,500,000
----------------------------------------------------------------------------------------------------------------------------
McCook (City of) (Illinois Saint Andrew
Society); VRD Series 1996 A RB
(LOC-Northern Trust Co.)
    2.02%, 12/01/21                            (b)(c)               A-1+          --               5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Orland Hills (City of); Multi-Family Housing
VRD Series 1995 A RB (LOC-ABN AMRO
Bank N.V.)
    2.00%, 12/01/14                            (b)(c)                A-1          --               1,470           1,470,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Lake County Joint
Action Water Agency); VRD Series 2003 B18 RB
(Acquired 02/19/03; Cost $3,150,000)
    2.06%, 05/01/20                            (c)(d)(e)             --         VMIG-1             3,150           3,150,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Board of
Education); VRD Unlimited Tax Series 2000 A4
GO (Acquired 11/12/03; Cost $4,845,000)
    2.11%, 11/10/05                            (d)(e)(h)(k)(m)       --         VMIG-1             4,845           4,845,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Chicago Emergency
Telephone System); VRD Limited Tax Series
2002 A44 GO (Acquired 08/02/02; Cost
$7,845,000)
    2.06%, 01/01/20                            (c)(d)(e)             --         VMIG-1             7,845           7,845,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County Regional
Transportation Authority);
VRD Unlimited Tax Series 2001 A93 GO
(Acquired 10/10/01; Cost $3,665,000)
      2.06%,  07/01/27                         (c)(d)(e)             --         VMIG-1             3,665           3,665,000
----------------------------------------------------------------------------------------------------------------------------
VRD Unlimited Tax Series 2002 A41 GO
(Acquired 07/25/02; Cost $17,775,000)
      2.06%, 06/01/17                          (c)(d)(e)             --         VMIG-1            17,775          17,775,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Cook County); VRD Unlimited
Tax Series 2003 B11 GO (Acquired 01/29/03;
Cost $6,995,000)
    2.06%, 11/15/25                            (c)(d)(e)             --         VMIG-1             6,995           6,995,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Regional Transportation
Authority); VRD Series 2001 A69 RB
(Acquired 11/09/04; Cost $11,770,000)
    2.11%, 11/10/05                            (d)(e)(h)(k)(m)       --         VMIG-1            11,770          11,770,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
ILLINOIS--(CONTINUED)
Wachovia MERLOTs (State of Illinois); VRD
Unlimited Tax Series 2001 A124 GO (Acquired
11/26/01; Cost $7,905,000)
    2.06%, 11/01/26                            (c)(d)(e)             A-1          --             $ 7,905       $   7,905,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Illinois);
VRD Series 2000 S GO (Acquired
03/20/00; Cost $7,400,000)
    2.06%, 04/01/30                            (c)(d)(e)             --         VMIG-1             7,400           7,400,000
============================================================================================================================
                                                                                                                 442,925,937
============================================================================================================================

INDIANA--3.57%
ABN AMRO Munitops Ctfs. Trust (Township of
Wayne, County of Marion School Building
Corp.); Multi-State Non-AMT VRD Series
2003-27 RB (Acquired 11/12/03; Cost
$13,795,000)
    2.04%, 07/15/11                            (c)(d)(e)             --         VMIG-1            13,795          13,795,000
----------------------------------------------------------------------------------------------------------------------------
Brownsburg (City of) Independent School
Building Corp. No. 2; First Mortage Series
1995 RB
    5.95%, 02/01/05                            (h)(i)                AAA          Aaa              1,700           1,740,376
----------------------------------------------------------------------------------------------------------------------------
CDC Municipal Products Inc. (State of Indiana
Transportation Finance Authority); Highway
VRD Series 2004-5 A RB (Acquired 10/21/04;
Cost $2,000,000)
    2.03%, 12/01/18                            (c)(d)(e)            A-1+          --               2,000           2,000,000
----------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Advanced
Program Notes); Series 2004 A RN
    2.00%, 01/25/05                                                 SP-1+        MIG-1            18,500          18,509,804
----------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Bond Bank (Pike Township
Metropolitan School District); Series 1995 A
RB
    5.80%, 02/01/05                            (h)(i)                AAA          Aaa              2,750           2,787,789
----------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Educational Facilities
Authority (Indiana Wesleyan University
Project); Educational Facilities VRD Series
1998 A RB (LOC-JPMorgan Chase Bank)
    2.00%, 06/01/28                            (b)(c)               A-1+          --               9,600           9,600,000
----------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
Financing Authority (Community Hospitals
Project); VRD Series 2000 A RB (LOC-Bank of
America N.A.)
    2.00%, 07/01/28                            (b)(c)               A-1+          --               3,813           3,813,000
----------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
Authority (Deaconess Hospital Inc.); Hospital
VRD Series 1992 ACES RB (LOC-Fifth Third Bank)
    1.98%, 01/01/22                            (b)(c)               A-1+          --              11,920          11,920,000
----------------------------------------------------------------------------------------------------------------------------
Indiana (State of) Health Facilities
Financing Authority (Golden Years Homestead);
VRD Series 2002  A RB (LOC-Wells Fargo Bank
N.A.)
    1.99%, 06/01/25                            (b)(c)               A-1+          --               6,500           6,500,000
----------------------------------------------------------------------------------------------------------------------------
Kokomo (City of) Hospital Authority (St.
Joseph's Hospital Center); Refunding Hospital
Series 1993 RB
    6.35%, 08/15/05                            (h)(i)                AAA          Aaa              3,000           3,083,745
----------------------------------------------------------------------------------------------------------------------------
Petersburg (City of) Pollution Control
(Indianapolis Power & Light Co.); Refunding
VRD Series 1995 B PCR
    2.00%, 01/01/23                            (c)(f)                --         VMIG-1            23,000          23,000,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (County of Porter Jail
Building Corp.); VRD Series 2001 A58 RB
(Acquired 11/12/03; Cost $9,415,000)
    2.11%, 11/10/05                            (d)(e)(h)(k)(m)       --         VMIG-1             9,415           9,415,000
============================================================================================================================
                                                                                                                 106,164,714
============================================================================================================================

IOWA--1.59%
Iowa (State of) Finance Authority (Morningside
College Project); Private College Facility VRD
Series 2002 RB (LOC-U.S. Bank N.A.)
    2.05%, 10/01/32                            (b)(c)               A-1+          --               2,320           2,320,000
----------------------------------------------------------------------------------------------------------------------------
Iowa (State of) Finance Authority Retirement
Community (Deerfield Retirement Community);
VRD Series 2003 A RB (LOC-ABN AMRO Bank N.V.)
    2.00%, 12/01/33                            (b)(c)                A-1          --              15,000          15,000,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
IOWA--(CONTINUED) Iowa (State of) Higher
Education Loan Authority (Graceland Private
College); VRD Series 2003 RB (LOC-Bank of
America N.A.)
    2.05%, 02/01/33                            (b)(c)                --         VMIG-1           $ 2,000       $   2,000,000
----------------------------------------------------------------------------------------------------------------------------
Iowa (State of) School Corps.; School Cash
Anticipation Program
Series 2004 A Wts. Ctfs.
      3.00%, 06/30/05                          (f)                   --          MIG-1            10,000          10,067,640
----------------------------------------------------------------------------------------------------------------------------
Series 2004 B Wts. Ctfs.
      2.00%, 01/28/05                          (f)                   --          MIG-1            18,000          18,009,617
============================================================================================================================
                                                                                                                  47,397,257
============================================================================================================================

KANSAS--1.12%
Eagle Tax Exempt Trust (County of Wyandotte
Unified Government Utility System); VRD
Series 2004-0038 A COP (Acquired 09/08/04;
Cost $5,000,000)
    2.04%, 09/01/21                            (c)(d)(e)            A-1+          --               5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Leawood (City of); Unlimited Tax Temporary
Notes Series 2004-2 GO
    3.00%, 10/01/05                                                  --          MIG-1            14,000          14,135,426
----------------------------------------------------------------------------------------------------------------------------
Lenexa (City of) Health Care Facilities
(Lakeview Village Inc.); VRD Series 2002 B RB
(LOC-ABN AMRO Bank N.V.)
    2.03%, 05/15/32                            (b)(c)                A-1          --               7,500           7,500,000
----------------------------------------------------------------------------------------------------------------------------
Olathe (City of) Recreational Facilities
(YMCA of Greater Kansas City Project); VRD
Series 2002 B RB (LOC-Bank of America N.A.)
    2.05%, 11/01/18                            (b)(c)                --         VMIG-1             3,100           3,100,000
----------------------------------------------------------------------------------------------------------------------------
Wichita (City of) Recreational Facilities
(YMCA of Wichita Project); VRD Series 1998 XI
RB (LOC-Bank of America N.A.) (Acquired
02/15/01; Cost $3,500,000)
    2.05%, 08/01/09                            (b)(c)(e)            A-1+          --               3,500           3,500,000
============================================================================================================================
                                                                                                                  33,235,426
============================================================================================================================

KENTUCKY--1.40%
Kentucky (State of) Asset/Liability
Commission; General Funding Series 2004 A TRAN
    3.00%, 06/29/05                                                 SP-1+        MIG-1            15,000          15,103,855
----------------------------------------------------------------------------------------------------------------------------
Kentucky (State of) Area Developing Districts
Financing Trust (Weekly Acquisition-Ewing);
Lease Program VRD Series 2000 RB
(LOC-Wachovia Bank N.A.)
    2.09%, 06/01/33                            (b)(c)                A-1          --               6,910           6,910,000
----------------------------------------------------------------------------------------------------------------------------
Newport (City of) Kentucky League of Cities
Funding Trust; Lease Program VRD Series 2002
RB (LOC-U.S. Bank N.A.)
    2.01%, 04/01/32                            (b)(c)                --         VMIG-1            19,700          19,700,000
============================================================================================================================
                                                                                                                  41,713,855
============================================================================================================================

LOUISIANA--1.08%
Eagle Tax Exempt Trust (City of New Orleans);
VRD Series 2000-1801 COP (Acquired 10/10/00;
Cost $6,000,000)
    2.04%, 12/01/21                            (c)(d)(e)            A-1+          --               6,000           6,000,000
----------------------------------------------------------------------------------------------------------------------------
East Baton Rouge (Parish of) (Exxon Mobil
Corp. Project); Refunding VRD Series 1989 PCR
    2.05%, 11/01/19                            (n)                  A-1+          P-1              4,000           4,000,000
----------------------------------------------------------------------------------------------------------------------------
Louisiana (State of) Public Facilities
Authority (Glen Retirement System Project);
VRD Series 2001 RB (LOC-AmSouth Bank)
(Acquired 08/15/01; Cost $3,380,000)
    2.14%, 08/01/16                            (b)(c)(e)             --         VMIG-1             3,380           3,380,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA--(CONTINUED)
Louisiana (State of); Unlimited Tax
Series 1995 A GO
    6.00%, 05/15/05                            (h)(i)                AAA          Aaa            $ 5,890       $   6,092,978
----------------------------------------------------------------------------------------------------------------------------
Series 1998 B GO
    5.50%, 04/15/05                            (f)                   AAA          Aaa              1,775           1,795,937
----------------------------------------------------------------------------------------------------------------------------
Series 2003 A GO
    6.00%, 05/01/05                            (i)                   AAA          Aaa             10,665          10,809,379
============================================================================================================================
                                                                                                                  32,078,294
============================================================================================================================

MAINE--0.06%
J.P. Morgan PUTTERs (State of Maine Turnpike
Authority); VRD Turnpike Series 2004 546 RB
(Acquired 10/28/04; Cost $1,800,000)
    2.03%, 07/01/12                            (c)(d)(e)             --         VMIG-1             1,800           1,800,000
============================================================================================================================

MARYLAND--0.88%
Anne Arundel (County of); Unlimited Tax Series
2002 GO
    4.25%, 03/01/05                                                  AA+          Aa1              1,740           1,748,615
----------------------------------------------------------------------------------------------------------------------------
Frederick (County of) Retirement Community
(Buckingham's Choice Inc. Project); VRD Series
1997 C RB (LOC-Branch Banking & Trust Co.)
    2.03%, 01/01/27                            (b)(c)                A-1          --               6,000           6,000,000
----------------------------------------------------------------------------------------------------------------------------
Howard (County of) Economic Development
(Norbel School Inc. Project); VRD Series 2001
RB (LOC-Branch Banking & Trust Co.)
    2.02%, 02/01/28                            (b)(c)                --           Aa3              4,785           4,785,000
----------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Economic Development
Corp. (YMCA of Central Maryland Inc.
Project); VRD Series 2003 RB (LOC-Branch
Banking & Trust Co.)
    2.02%, 04/01/28                            (b)(c)                --         VMIG-1             3,800           3,800,000
----------------------------------------------------------------------------------------------------------------------------
Maryland (State of) Health & Higher
Educational Facilities Authority (Pooled Loan
Program); VRD Series 1994 D RB (LOC-Bank of
America N.A.) (Acquired 12/29/04; Cost
$6,000,000)
    1.98%, 01/01/29                            (b)(c)(e)            A-1+          --               6,000           6,000,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(State of Maryland Health & Higher
Educational Facilities Authority); VRD
Floating Rate Trust Ctfs. Series 2003-829 RB
(Acquired 06/15/03; Cost $3,800,000)
    2.03%, 08/15/38                            (c)(d)(e)             --         VMIG-1             3,800           3,800,000
============================================================================================================================
                                                                                                                  26,133,615
============================================================================================================================

MASSACHUSETTS--0.60%
Billerica (City of); Limited Tax Series 2004
BAN GO
    2.00%, 01/07/05                                                 SP-1         MIG-1            18,000          18,001,715
============================================================================================================================

MICHIGAN--3.97%
Bruce (Township of) Hospital Finance
Authority (Sisters Charity of St. Joseph);
Health Care System VRD Series 1988 A RB
    1.80%, 05/02/05                            (f)(g)(h)            A-1+        VMIG-1             2,700           2,700,000
----------------------------------------------------------------------------------------------------------------------------
Dearborn (City of) Economic Development Corp.
(Henry Ford Village Inc. Project); VRD
Limited Tax Series 1998 IDR (LOC-Comerica
Bank)
    2.05%, 10/01/23                            (b)(c)(o)             --           --               8,600           8,600,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax-Exempt Trust (City of Detroit
School District); VRD Unlimited Tax Series
2002-6014 A GO (Acquired 11/06/02; Cost
$7,105,000)
    2.04%, 05/01/32                            (c)(d)(e)            A-1+          --               7,105           7,105,000
----------------------------------------------------------------------------------------------------------------------------
Kalamazoo (County of) Economic Development
Corp. (Heritage Community Project); Refunding
VRD Limited Tax Series 2004 GO (LOC-Fifth
Third Bank)
    2.00%, 05/15/17                            (b)(c)               A-1+          --               5,405           5,405,000
----------------------------------------------------------------------------------------------------------------------------
Lake Orion (City of) Community School
District; Refunding Unlimited Tax Series 1994
GO
    7.00%, 05/01/05                            (h)(i)                AAA          Aaa             10,170          10,441,529
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN--(CONTINUED)
Michigan (State of) Higher Educational
Facilities Authority (Hope College);
Refunding VRD Limited Tax Series 2004 GO
(LOC-JPMorgan Chase Bank)
    2.03%, 04/01/34                            (b)(c)                A-1          --             $ 2,000       $   2,000,000
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Hospital Finance
Authority (Holland Community Hospital); VRD
Series 2004 B RB (LOC-JPMorgan Chase Bank)
    2.01%, 01/01/34                            (b)(c)                --         VMIG-1             2,000           2,000,000
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of) Municipal Bond Authority;
Series 2004 B-2 RN (LOC-JPMorgan Chase Bank)
    3.00%, 08/23/05                            (b)                  SP-1+         --              15,000          15,134,188
----------------------------------------------------------------------------------------------------------------------------
Michigan (State of); Unlimited Tax Series 2004
A GO
    3.50%, 09/30/05                                                 SP-1+        MIG-1            20,000          20,218,250
----------------------------------------------------------------------------------------------------------------------------
Oakland (County of) Economic Development
Corp. (Rochester College Project);  VRD
Limited Obligation Series 2001 RB
(LOC-JPMorgan Chase Bank)
    2.10%, 08/01/21                            (b)(c)                --         VMIG-1             6,129           6,129,000
----------------------------------------------------------------------------------------------------------------------------
Troy (City of) School District; Refunding
School Building & Site Unlimited Tax Series
2004 GO
    3.00%, 05/01/05                                                  AA+          Aa1              1,805           1,814,268
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Sewage
Disposal System); VRD Series 2001 A112 RB
(Acquired 10/31/01; Cost $4,895,000)
      2.06%, 07/01/32                          (c)(d)(e)             --         VMIG-1             4,895           4,895,000
----------------------------------------------------------------------------------------------------------------------------
VRD Series 2003 B41 RB (Acquired 07/09/03;
Cost $6,755,000)
      2.06%, 07/01/26                          (c)(d)(e)             --         VMIG-1             6,755           6,755,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Detroit Water
Supply System); VRD Series 1999 D RB
(Acquired 01/21/00; Cost $10,000,000)
    2.06%, 07/01/29                            (c)(d)(e)             --         VMIG-1            10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (State of Michigan Hospital
Finance Authority); VRD Series 1997 X RB
(Acquired 12/12/03; Cost $15,000,000)
    2.06%, 08/15/24                            (c)(d)(e)             --         VMIG-1            15,000          15,000,000
============================================================================================================================
                                                                                                                 118,197,235
============================================================================================================================

MINNESOTA--4.71%
J.P. Morgan PUTTERs (State of Minnesota
Public Facilities Authority); VRD Drinking
Water Series 2002-319 COP (Acquired 07/31/03;
Cost $14,030,000)
    2.01%, 03/01/21                            (c)(d)(e)             A-1          --              14,030          14,030,000
----------------------------------------------------------------------------------------------------------------------------
Minneapolis-St. Paul (Cities of) Metropolitan
Council of Minnesota; Unlimited Tax Series
2002 D GO
    5.00%, 02/01/05                                                  AAA          Aaa              1,190           1,193,646
----------------------------------------------------------------------------------------------------------------------------
Minnesota (State of); Refunding Unlimited Tax
Series 2003 GO
    2.00%, 08/01/05                                                  AAA          Aa1              2,240           2,247,014
----------------------------------------------------------------------------------------------------------------------------
Rochester (City of) Health Care Facilities
(Mayo Foundation); Commercial Paper Notes,
Adjustable Tender Series 1988 F
    1.68%, 01/11/05                                                 A-1+          --               8,000           8,000,000
----------------------------------------------------------------------------------------------------------------------------
Series 2000 A
    1.68%, 01/11/05                                                 A-1+          --               7,000           7,000,000
----------------------------------------------------------------------------------------------------------------------------
Series 2000 B
    1.85%, 01/13/05                                                 A-1+          --              20,500          20,500,000
----------------------------------------------------------------------------------------------------------------------------
Series 2000 C
    1.85%, 01/13/05                                                 A-1+          --              33,500          33,500,000
----------------------------------------------------------------------------------------------------------------------------
Series 2001 A
    1.68%, 01/11/05                                                  --         VMIG-1            15,000          15,000,000
----------------------------------------------------------------------------------------------------------------------------
Series 2001 B
    1.68%, 01/11/05                                                  --         VMIG-1            10,600          10,600,000
----------------------------------------------------------------------------------------------------------------------------
Series 2001 C
    1.85%, 01/13/05                                                  --         VMIG-1            12,000          12,000,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
MINNESOTA--(CONTINUED)
St. Paul (City of) Housing & Redevelopment
Authority (Science Museum of Minnesota); VRD
Series 1997 A RB (LOC-U.S. Bank N.A.)
    2.01%, 05/01/27                            (b)(c)                --         VMIG-1          $ 16,260       $  16,260,000
============================================================================================================================
                                                                                                                 140,330,660
============================================================================================================================

MISSISSIPPI--2.53%
ABN AMRO Munitops Ctfs. Trust (State of
Mississippi Development Board-Jackson Water &
Sewer); Multi-State Non-AMT VRD Series
2002-22 Ctfs. (Acquired 09/10/03; Cost
$9,995,000)
    2.04%, 09/01/10                            (c)(d)(e)             --         VMIG-1             9,995           9,995,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of
Mississippi); VRD Unlimited Tax Series
2002-6018 A COP (Acquired 11/20/02; Cost
$3,200,000)
    2.04%, 11/01/22                            (c)(d)(e)            A-1+          --               3,200           3,200,000
----------------------------------------------------------------------------------------------------------------------------
Harrison (County of) (E.I. du Pont de
Nemours); Refunding VRD Series 1990 PCR
    2.15%, 09/01/10                            (n)                  A-1+          P-1              2,700           2,700,000
----------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
(Jackson Medical Mall); VRD Series 2000 A RB
(LOC-JPMorgan Chase Bank)
    2.00%, 11/01/18                            (b)(c)                A-1          --               5,300           5,300,000
----------------------------------------------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
(Mississippi College Project); VRD Series
2003 RB (LOC-AmSouth Bank) (Acquired
07/17/03; Cost $9,300,000)
    2.14%, 07/01/23                            (b)(c)(e)             --         VMIG-1             9,300           9,300,000
----------------------------------------------------------------------------------------------------------------------------
Perry (County of) (Leaf River Forest Products
Project); Refunding VRD Series 2002 PCR
(LOC-Citibank N.A.)
    1.95%, 02/01/22                            (b)(c)               A-1+          --              36,500          36,500,000
----------------------------------------------------------------------------------------------------------------------------
University of Mississippi Educational
Building Corp. (Campus Improvements Project);
VRD Series 2000 RB
    2.02%, 10/01/20                            (c)(f)                --         VMIG-1             8,235           8,235,000
============================================================================================================================
                                                                                                                  75,230,000
============================================================================================================================

MISSOURI--1.22%
Missouri (State of) Development Finance Board
(Center of Creative Arts Project); Cultural
Facilities VRD Series 2004 RB (LOC-National
City Bank)
    2.03%, 07/01/24                            (b)(c)                --         VMIG-1             2,000           2,000,000
----------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
Facilities Authority (Lutheran Senior
Services); Health Facilities VRD Series 2000
RB (LOC-U.S. Bank N.A.)
    2.00%, 02/01/31                            (b)(c)                --         VMIG-1            29,000          29,000,000
----------------------------------------------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
Facilities Authority (Washington University
Project); Educational Facilities VRD Series
1985 B RB
    2.03%, 09/01/10                            (c)                  A-1+        VMIG-1             1,100           1,100,000
----------------------------------------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
Authority (Friendship Village of South
County); VRD Series 2002 B IDR (LOC-ABN AMRO
Bank N.V.)
    2.00%, 09/01/22                            (b)(c)                A-1          --               2,915           2,915,000
----------------------------------------------------------------------------------------------------------------------------
St. Louis (County of) Industrial Development
Authority (Whitfield School Inc.);
Educational Facilities Refunding VRD Series
2004 B IDR (LOC-U.S. Bank N.A.)
    2.03%, 06/15/24                            (b)(c)               A-1+          --               1,400           1,400,000
============================================================================================================================
                                                                                                                  36,415,000
============================================================================================================================

MONTANA--0.38%
Montana (State of) Facility Finance Authority
(Mission Ridge Project); VRD Series 2002 RB
(LOC-ABN AMRO Bank N.V.)
    2.03%, 08/01/27                            (b)(c)(j)             --           --              11,365          11,365,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
NEBRASKA--1.48%
Nebhelp Inc.; Multi-Mode VRD
Series 1985 A RB
    2.05%, 12/01/15                            (c)(f)               A-1+        VMIG-1           $ 5,995       $   5,995,000
----------------------------------------------------------------------------------------------------------------------------
Series 1985 B RB
    2.05%, 12/01/15                            (c)(f)               A-1+        VMIG-1             3,590           3,590,000
----------------------------------------------------------------------------------------------------------------------------
Series 1985 D RB
    2.05%, 12/01/15                            (c)(f)               A-1+        VMIG-1             5,865           5,865,000
----------------------------------------------------------------------------------------------------------------------------
Series 1985 E RB
    2.05%, 12/01/15                            (c)(f)               A-1+        VMIG-1            28,635          28,635,000
============================================================================================================================
                                                                                                                  44,085,000
============================================================================================================================

NEVADA--0.40%
ABN AMRO Munitops Ctfs. Trust (County of
Washoe); Refunding VRD Limited Tax Series
2001-24 Single Asset Trust Ctfs. (Acquired
06/21/01; Cost $5,500,000)
    2.04%, 07/01/09                            (c)(d)(e)             --         VMIG-1             5,500           5,500,000
----------------------------------------------------------------------------------------------------------------------------
Clark (County of) School District; VRD
Limited Tax Series 2001 B GO
    2.13%, 06/15/21                            (f)(n)               A-1+        VMIG-1             6,340           6,340,000
============================================================================================================================
                                                                                                                  11,840,000
============================================================================================================================

NEW HAMPSHIRE--0.77%
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(New Hampshire Higher Educational & Health
Facilities Authority); Refunding VRD Series
2003-772 RB (Acquired 01/22/03; Cost
$5,475,000)
    2.05%, 01/01/17                            (c)(d)(e)             A-1          --               5,475           5,475,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(New Hampshire Higher Educational & Health
Facilities Authority); Refunding VRD Series
2003-866 RB (Acquired 10/23/03; Cost
$7,485,000)
    2.05%, 08/15/21                            (c)(d)(e)             A-1          --               7,485           7,485,000
----------------------------------------------------------------------------------------------------------------------------
New Hampshire (State of) Higher Educational &
Health Facilities Authority (VHA-New England
Inc.); VRD Series 1985 G RB
    2.00%, 12/01/25                            (c)(f)               A-1+          --              10,000          10,000,000
============================================================================================================================
                                                                                                                  22,960,000
============================================================================================================================

NEW MEXICO--0.04%
Albuquerque (City of) Educational Facilities
(Albuquerque Academy Project); VRD Series
2002 RB
    2.03%, 10/15/16                            (c)                   AA         VMIG-1             1,300           1,300,000
============================================================================================================================

NEW YORK--0.34%
ABN AMRO Munitops Ctfs. Trust (Triborough
Bridge & Tunnel Authority); Non-AMT VRD
Series 2002-31 Ctfs. (Acquired 03/24/04; Cost
$10,000,000)
    2.01%, 11/15/10                            (c)(d)(e)             --         VMIG-1            10,000          10,000,000
============================================================================================================================

NORTH CAROLINA--1.34%
Mecklenburg (County of); Public Improvement
Unlimited Tax Series 1998 B GO
    4.40%, 02/01/05                                                  AAA          Aaa             13,000          13,030,868
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
Finance Agency (Barton College); Educational
Facilities VRD Series 2004 RB (LOC-Branch
Banking & Trust Co.)
    2.02%, 07/01/19                            (b)(c)                --         VMIG-1             5,750           5,750,000
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
Finance Agency (Elon College); VRD Series 2001
A RB (LOC-Bank of America N.A.)
    2.00%, 01/01/14                            (b)(c)(j)             --           --               4,100           4,100,000
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Capital Facilities
Finance Agency (Goodwill Industries of Central
North Carolina Inc.); VRD Series 2004 RB
(LOC-Bank of America N.A.)
    2.00%, 12/01/24                            (b)(c)(j)             --           --               4,915           4,915,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--(CONTINUED) North Carolina
(State of) Capital Facilities Finance Agency
(Wolfpack Club Project); VRD Series 2002 RB
(LOC-Bank of America N.A.)
    2.00%, 04/01/12                            (b)(c)(j)             --           --            $ 6,800        $   6,800,000
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of) Medical Care
Commission; Refunding First Mortgage Health
Care Facilities VRD Series 2004 C RB
(LOC-SunTrust Bank)
    2.02%, 11/01/27                            (b)(c)                --         VMIG-1             3,500           3,500,000
----------------------------------------------------------------------------------------------------------------------------
North Carolina (State of); Public Improvement
Unlimited Tax Series 2002 A GO
    5.00%, 03/01/05                                                  AAA          Aa1              1,865           1,875,548
============================================================================================================================
                                                                                                                  39,971,416
============================================================================================================================

OHIO--3.50%
Akron, Bath & Copley (Townships of) Joint
Township Hospital District (Summa Health
Systems); VRD Series 2004 B RB (LOC-JPMorgan
Chase Bank)
    2.01%, 11/01/34                            (b)(c)                --         VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Butler (County of) Health Care Facilities
(Lifesphere Project); Refunding & Improvement
VRD Series 2002 RB (LOC-U.S. Bank N.A.)
    2.00%, 05/01/27                            (b)(c)               A-1+          --               8,500           8,500,000
----------------------------------------------------------------------------------------------------------------------------
Cambridge (City of) Hospital Facilities
(Regional Medical Center Project); Refunding
& Improvement VRD Series 2001 RB
(LOC-National City Bank)
    2.03%, 12/01/21                            (b)(c)                --         VMIG-1            10,790          10,790,000
----------------------------------------------------------------------------------------------------------------------------
Centerville (City of) (Bethany Lutheran
Village Project); Health Care VRD Series 1994
RB (LOC-National City Bank)
    2.03%, 11/01/13                            (b)(c)                --         VMIG-1             2,905           2,905,000
----------------------------------------------------------------------------------------------------------------------------
Cleveland Heights (City of); Limited Tax
Series 2004 BAN GO
    2.00%, 08/18/05                            (o)                   --           --               3,234           3,241,904
----------------------------------------------------------------------------------------------------------------------------
Cuyahoga (County of) Health Care Facilities
(Judson Retirement Community); Refunding VRD
Series 2000 RB (LOC-National City Bank)
    2.03%, 11/15/19                            (b)(c)                A-1          --                 700             700,000
----------------------------------------------------------------------------------------------------------------------------
Lake (County of); Limited Tax Series 2004 BAN
GO
    2.00%, 04/14/05                            (o)                   --           --               5,250           5,258,967
----------------------------------------------------------------------------------------------------------------------------
Lorain (County of) (EMH Regional Medical
Center Project); Hospital Facilities VRD
Series 2001 RB (LOC-National City Bank)
    2.06%, 05/01/26                            (b)(c)(o)             --           --              14,950          14,950,000
----------------------------------------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
(Forum Health Obligation Group); VRD Series
1997 B RB
    2.00%, 12/01/28                            (c)(f)               A-1+        VMIG-1            19,100          19,100,000
----------------------------------------------------------------------------------------------------------------------------
Mahoning (County of) Hospital Facilities
(Forum Health Obligation Group); VRD Series
2002 B RB (LOC-Fifth Third Bank)
    2.03%, 12/01/27                            (b)(c)                --         VMIG-1             6,800           6,800,000
----------------------------------------------------------------------------------------------------------------------------
Marion (County of) (Pooled Lease Program);
Hospital Improvement VRD Series 1990 RB
(LOC-JPMorgan Chase Bank)
    2.02%, 08/01/20                            (b)(c)                A-1          --               4,535           4,535,000
----------------------------------------------------------------------------------------------------------------------------
Middleburg Heights (City of) (Southwest
General Health); Hospital Improvement Series
1997 RB (LOC-Fifth Third Bank)
    2.03%, 08/15/22                            (b)(c)               A-1+          --               5,405           5,405,000
----------------------------------------------------------------------------------------------------------------------------
Montgomery (County of) (St. Vincent DePaul
Society); Limited Obligation VRD Series 1996
RB (LOC-National City Bank)
    2.03%, 12/01/10                            (b)(c)                A-1          --               1,800           1,800,000
----------------------------------------------------------------------------------------------------------------------------
Portage (County of) (Robinson Memorial
Hospital); Hospital VRD Series 2002 RB
(LOC-JPMorgan Chase Bank)
    2.03%, 05/01/17                            (b)(c)                --         VMIG-1             6,255           6,255,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
OHIO--(CONTINUED)
Reynoldsburg (City of) School District
(School Facilities Construction); Unlimited
Tax Series 2004 A BAN
    2.75%, 06/24/05                                                  --          MIG-1           $ 5,900       $   5,922,042
----------------------------------------------------------------------------------------------------------------------------
Solon (City of); Series 2004 BAN
    2.75%, 12/01/05                            (o)                   --           --               3,000           3,018,692
============================================================================================================================
                                                                                                                 104,181,605
============================================================================================================================

OKLAHOMA--1.14%
Oklahoma (County of) Finance Authority
(Oxford Oaks Apartments Projects); Refunding
Multi-Family Housing VRD Series 2000 RB
(CEP-Federal National Mortgage Association)
    2.01%, 07/15/30                            (c)                  A-1+          --              27,695          27,695,000
----------------------------------------------------------------------------------------------------------------------------
Oklahoma (State of) Development Finance
Authority (Capitol Dome Project); VRD Series
2001 RB (LOC-Bank of America N.A.)
    2.09%, 06/01/11                            (b)(c)               A-1+          --               3,785           3,785,000
----------------------------------------------------------------------------------------------------------------------------
Tulsa (County of) Industrial Authority;
Capital Improvements Series 2003 B RB
    4.00%, 05/15/05                                                  AA           --               2,500           2,522,042
============================================================================================================================
                                                                                                                  34,002,042
============================================================================================================================

OREGON--0.84%
J.P. Morgan PUTTERs (City of Portland); Sewer
System VRD Series 2004 614 RB (Acquired
12/02/04; Cost $1,600,000)
    2.03%, 10/01/12                            (c)(d)(e)             --         VMIG-1             1,600           1,600,000
----------------------------------------------------------------------------------------------------------------------------
Oregon (State of) Health, Housing, Educational
& Cultural Facilities Authority (Quatama
Crossing LLC Housing Project); VRD Series
1998 RB (LOC-U.S. Bank N.A.)
    2.05%, 01/01/31                            (b)(c)                --           Aa2              7,320           7,320,000
----------------------------------------------------------------------------------------------------------------------------
Oregon (State of) Housing & Community
Services Department; Single Family Mortgage
Program
  Series 2004 O RN
    2.00%, 06/01/05                                                  --          MIG-1             2,300           2,300,000
----------------------------------------------------------------------------------------------------------------------------
  Series 2004 O-2 RN
    2.10%, 09/01/05                                                  --          MIG-1             3,000           3,000,000
----------------------------------------------------------------------------------------------------------------------------
Oregon (State of); Series 2004 A TAN
    3.00%, 06/30/05                                                 SP-1+        MIG-1             6,500           6,538,711
----------------------------------------------------------------------------------------------------------------------------
Salem (City of) Water & Sewer; Refunding
Series 2004 RB
    3.00%, 05/01/05                            (f)                   AAA          Aaa              1,175           1,180,439
----------------------------------------------------------------------------------------------------------------------------
Umatilla (County of) Hospital Facility
Authority (Catholic Health Initiatives); VRD
Series 1997 B RB
    1.98%, 12/01/24                            (c)                  A-1+        VMIG-1             3,000           3,000,000
============================================================================================================================
                                                                                                                  24,939,150
============================================================================================================================

PENNSYLVANIA--3.00%
ABN AMRO Munitops Ctfs. Trust (State of
Pennsylvania Public School Building
Authority); Non-AMT VRD
  Series 2001-30 Ctfs. (Acquired 10/31/02;
Cost $5,000,000)
      2.04%,09/01/09                           (c)(d)(e)             --         VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
  Series 2003-24 Ctfs. (Acquired 03/08/04;
Cost $7,000,000)
      2.04%, 06/01/11                          (c)(d)(e)             --         VMIG-1             7,000           7,000,000
----------------------------------------------------------------------------------------------------------------------------
Allegheny (County of) Industrial Development
Authority (Carnegie Museums of Pittsburgh);
VRD Series 2002 IDR (LOC-Royal Bank of
Scotland)
    2.05%, 08/01/32                            (b)(c)                --         VMIG-1             2,000           2,000,000
----------------------------------------------------------------------------------------------------------------------------
Chartiers Valley (Community of) Industrial &
Commercial Development Authority (Asbury
Villas Project); VRD Series 2000 B IDR
(LOC-ABN AMRO Bank N.V.)
    2.03%, 12/01/30                            (b)(c)                A-1          --               3,000           3,000,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--(CONTINUED)
Eagle Tax Exempt Trust (Delaware Valley
Regional); VRD Series 2001-3801 COP (Acquired
06/04/01; Cost $8,900,000)
    2.03%, 08/01/28                            (c)(d)(e)            A-1+          --             $ 8,900       $   8,900,000
----------------------------------------------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
Authority (Chambersburg Hospital Obligation);
Health Care VRD Series 2000 IDR
    2.09%, 12/01/24                            (c)(f)                A-1          --               3,385           3,385,000
----------------------------------------------------------------------------------------------------------------------------
Geisinger Authority Health System (Geisinger
Health System Foundation); Refunding VRD
Series 2000 RB
    2.20%, 08/01/28                            (n)                  A-1+        VMIG-1            26,200          26,200,000
----------------------------------------------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
Authority (Allegheny Electric Coop. Inc.);
Refunding VRD Series 1984 PCR (LOC-Rabobank
Nederland)
      1.90%, 06/01/14                          (b)(l)               A-1+          --               1,030           1,030,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1984 PCR (LOC-Rabobank Nederland)
      1.90%, 10/01/14                          (b)(l)               A-1+          --               7,180           7,180,000
----------------------------------------------------------------------------------------------------------------------------
Sayre (City of) Health Care Facilities
Authority (VHR of Pennsylvania Capital
Financing Project); VRD Series 1985 K RB
    2.00%, 12/01/20                            (c)(f)               A-1+          --              19,800          19,800,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Scranton & County
of Lackawanna Health & Welfare Authority);
VRD Series 2002 A-18 RB (Acquired 03/22/02;
Cost $5,710,000)
    2.06%, 03/01/15                            (c)(d)(e)             --         VMIG-1             5,710           5,710,000
============================================================================================================================
                                                                                                                  89,205,000
============================================================================================================================

RHODE ISLAND--0.10%
Rhode Island (State of) Economic Development
Corp. (YMCA of Pawtucket Project); Economic
Development VRD Series 2004 RB (LOC-Royal
Bank of Scotland)
    2.00%, 10/01/34                            (b)(c)               A-1+          --               2,840           2,840,000
============================================================================================================================

SOUTH CAROLINA--3.39%
Cherokee (County of) (Newark Electronics
Division); Industrial VRD Series 1985 RB
(LOC-ABN AMRO Bank N.V.)
    2.01%, 12/01/15                            (b)(c)                A-1          --               6,500           6,500,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of South
Carolina Public Service Authority); VRD
Series 2000-4001 Class A COP (Acquired
09/08/00; Cost $10,100,000)
    2.04%, 01/01/22                            (c)(d)(e)            A-1+          --              10,100          10,100,000
----------------------------------------------------------------------------------------------------------------------------
Horry (County of) School District; Unlimited
Tax Series 2004 GO BAN
    3.50%, 09/01/05                                                 SP-1         MIG-1            10,000          10,110,591
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(State of South Carolina Transportation
Infrastructure Bank); Floating Rate Trust
Ctfs. VRD Series 2002-728 RB (Acquired
11/13/02; Cost $7,185,000)
    2.03%, 10/01/22                            (c)(d)(e)             --         VMIG-1             7,185           7,185,000
----------------------------------------------------------------------------------------------------------------------------
Oconee (County of) (Duke); Refunding VRD
Series 1993 PCR (LOC-JPMorgan Chase Bank)
    2.00%, 02/01/17                            (b)(c)                --           P-1             11,800          11,800,000
----------------------------------------------------------------------------------------------------------------------------
Piedmont (City of) Municipal Power Agency;
Electric Refunding VRD
  Sub-Series 2004 B-1 RB
    1.98%, 01/01/34                            (c)(f)               A-1+        VMIG-1             3,400           3,400,000
----------------------------------------------------------------------------------------------------------------------------
  Sub-Series 2004 B-6 RB
    1.98%, 01/01/31                            (c)(f)               A-1+        VMIG-1            10,600          10,600,000
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Educational
Facilities Authority for Non-Profit
Institutions (Morris College Project); VRD
Series 1997 RB (LOC-Bank of America N.A.)
(Acquired 07/30/02; Cost $2,100,000)
    2.05%, 07/01/17                            (b)(c)(e)            A-1+          --               2,100           2,100,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--(CONTINUED) South Carolina
(State of) Educational Facilities Authority
for Non-Profit Institutions (The Allen
University Project); VRD Series 1998 RB
(LOC-Bank of America N.A.) (Acquired
03/27/01; Cost $2,525,000)
    2.05%, 09/01/18                            (b)(c)(e)            A-1+          --             $ 2,525       $   2,525,000
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Carolina Children's
Home Project); VRD Series 2003 RB (LOC-Branch
Banking & Trust Co.)
    2.02%, 03/01/23                            (b)(c)                --         VMIG-1             3,335           3,335,000
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Carolina Piedmont
Foundation Project); VRD Series 2002 RB
(LOC-Bank of America N.A.)
    2.05%, 09/01/32                            (b)(c)(j)             --           --               4,000           4,000,000
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Catholic Diocese of
South Carolina Project); VRD Series 1998 RB
(LOC-Bank of America N.A.) (Acquired
07/23/02; Cost $2,555,000)
    2.05%, 09/01/18                            (b)(c)(e)            A-1+          --               2,555           2,555,000
----------------------------------------------------------------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
Development Authority (Presbyterian Home of
South Carolina Project); VRD Series 2003 A RB
(LOC-Wachovia Bank N.A.)
    2.05%, 04/01/20                            (b)(c)                A-1          --               4,535           4,535,000
----------------------------------------------------------------------------------------------------------------------------
University of South Carolina Athletic
Facilities;
  Series 2004 A BAN
      2.00%, 03/18/05                                                --          MIG-1             5,280           5,281,899
----------------------------------------------------------------------------------------------------------------------------
  Series 2004 B BAN
      2.00%, 03/18/05                                                --          MIG-1             5,330           5,331,917
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (State of South Carolina
Public Service Authority); VRD Series 2000 L
RB (Acquired 02/25/00; Cost $11,590,000)
    2.06%, 01/01/22                            (c)(d)(e)             --         VMIG-1            11,590          11,590,000
============================================================================================================================
                                                                                                                 100,949,407
============================================================================================================================

SOUTH DAKOTA--0.11%
South Dakota (State of) Health & Educational
Facilities Authority (University of Sioux
Falls); VRD Series 2001 RB (LOC-Wells Fargo
Bank N.A.)
    1.99%, 10/01/16                            (b)(c)               A-1+          --               3,155           3,155,000
============================================================================================================================

TENNESSEE--5.56%
Clarksville (City of) Public Building
Authority (Tennessee Municipal Bond Fund);
Pooled Financing VRD Series 1999 RB (LOC-Bank
of America N.A.) (Acquired 11/01/04; Cost
$26,750,000)
    2.00%, 06/01/29                            (b)(c)(e)             --         VMIG-1            26,750          26,750,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Chattanooga);
VRD Series 2000-4202 Class A COP (Acquired
10/10/00; Cost $14,040,000)
    2.04%, 10/01/27                            (c)(d)(e)            A-1+          --              14,040          14,040,000
----------------------------------------------------------------------------------------------------------------------------
Jackson (City of) Energy Authority; Electric
Systems VRD Series 2003 B RB
    5.00%, 11/01/26                            (c)(f)                --         VMIG-1            12,200          12,200,000
----------------------------------------------------------------------------------------------------------------------------
Jackson (City of) Health & Educational
Facilities Board (Trinity Christian Academy);
Educational Facilities VRD Series 2002 RB
(LOC-AmSouth Bank)
    2.14%, 03/01/22                            (b)(c)                --         VMIG-1             5,295           5,295,000
----------------------------------------------------------------------------------------------------------------------------
Knox (County of) Health Educational & Housing
Facility Board (Volunteer Student Housing LLC
Project); Student Housing VRD Series 2002 RB
(LOC-Wachovia Bank N.A.)
    1.99%, 09/01/34                            (b)(c)                --         VMIG-1            27,020          27,020,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
TENNESSEE--(CONTINUED)
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(City of Nashville & County of Davidson);
Unlimited Tax Series 2003-871 A GO (Acquired
11/17/03; Cost $4,995,000)
    2.03%, 10/15/10                            (c)(d)(e)             --         VMIG-1           $ 4,995       $   4,995,000
----------------------------------------------------------------------------------------------------------------------------
Nashville (City of) & Davidson (County of)
Metropolitan Government Health & Educational
Facilities Board (Adventist Health System);
VRD Series 1997 A RB (LOC-SunTrust Bank)
    2.00%, 11/15/27                            (b)(c)               A-1+        VMIG-1             2,325           2,325,000
----------------------------------------------------------------------------------------------------------------------------
Sevier (County of) Public Building Authority
(Local Government Public Improvement);
  VRD Series 1995 A RB
    2.00%, 06/01/15                            (c)(f)                AAA        VMIG-1             5,230           5,230,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1995 B-2 RB
    2.00%, 06/01/06                            (c)(f)                AAA        VMIG-1             1,200           1,200,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1997 I A-1 RB
    2.00%, 06/01/22                            (c)(f)                --         VMIG-1             5,900           5,900,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1997 II E-1 RB
    2.00%, 06/01/21                            (c)(f)                --         VMIG-1             2,100           2,100,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1997 II E-3 RB
    2.00%, 06/01/10                            (c)(f)                --         VMIG-1             1,485           1,485,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1997 II E-5 RB
    2.00%, 06/01/17                            (c)(f)                --         VMIG-1             1,320           1,320,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1997 II F-1 RB
    2.00%, 06/01/17                            (c)(f)                --         VMIG-1             1,190           1,190,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1997 II F-5 RB
    2.00%, 06/01/27                            (c)(f)                --         VMIG-1             2,265           2,265,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1998 III A-1 RB
    2.00%, 06/01/07                            (c)(f)                --         VMIG-1            14,950          14,950,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1998 III A-3 RB
    2.00%, 06/01/19                            (c)(f)                --         VMIG-1             1,425           1,425,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1998 III A-4 RB
    2.00%, 06/01/17                            (c)(f)                --         VMIG-1              300              300,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1998 III B-2 RB
    2.00%, 06/01/19                            (c)(f)                --         VMIG-1             5,650           5,650,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1998 III C-3 RB
    2.00%, 06/01/18                            (c)(f)                --         VMIG-1             3,475           3,475,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1998 III C-4 RB
    2.00%, 06/01/20                            (c)(f)                --         VMIG-1            10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1999 II A-1 RB
    2.00%, 06/01/24                            (c)(f)                --         VMIG-1             6,300           6,300,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 1999 II B-1 RB
    2.00%, 06/01/25                            (c)(f)                --         VMIG-1             1,700           1,700,000
----------------------------------------------------------------------------------------------------------------------------
Shelby (County of) Health Educational &
Housing Facilities Board (St. Benedict
Auburndale School); VRD Series 2003 RB
(LOC-AmSouth Bank)
    2.04%, 05/01/33                            (b)(c)                --         VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Washington (County of) (Capital Outlay
Notes); Refunding Unlimited Tax Series 2002 GO
    4.00%, 02/01/05                            (f)                   --           Aaa              1,000           1,002,278
----------------------------------------------------------------------------------------------------------------------------
Williamson (County of) Industrial Development
Board (Currey Ingram Academy); Educational
Facilities VRD Series 2003 RB (LOC-SunTrust
Bank)
    2.05%, 04/01/23                            (b)(c)                --         VMIG-1             2,400           2,400,000
============================================================================================================================
                                                                                                                 165,517,278
============================================================================================================================

TEXAS--12.01%
ABN AMRO Munitops Ctfs. Trust (City of
Leander Independent School District);
Unlimited Multi-State Non-AMT VRD Series
2002-16 Ctfs. (Acquired 08/20/03; Cost
$5,395,000)
    2.04%, 08/15/10                            (c)(d)(e)             --         VMIG-1             5,395           5,395,000
----------------------------------------------------------------------------------------------------------------------------
Alief (City of) Independent School District;
Unlimited Tax Series 1997 GO (CEP-Texas
Permanent School Fund)
    6.60%, 02/15/05                                                  AAA          Aaa              1,000           1,006,438
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Amarillo (City of) Health Facilities Corp.
(Panhandle Pooled Health Care); VRD Series
1985 ACES RB (LOC-BNP Paribas)
    2.10%, 05/31/25                            (b)(c)                --         VMIG-1           $ 6,940       $   6,940,000
----------------------------------------------------------------------------------------------------------------------------
Austin (City of); Refunding Utility System
Series 1995 RB
    5.60%, 05/15/05                            (h)(i)                AAA          Aaa              5,000           5,075,223
----------------------------------------------------------------------------------------------------------------------------
Bell (County of) Health Facilities
Development Corp. (Scott & White Memorial
Hospital); Hospital VRD Series 2001-1 RB
    2.20%, 08/15/31                            (f)(n)               A-1+        VMIG-1             3,200           3,200,000
----------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
Development Corp. (Air Force Village); VRD
Series 2000 RB (LOC-Bank of America N.A.)
    2.00%, 08/15/30                            (b)(c)               A-1+          --               9,500           9,500,000
----------------------------------------------------------------------------------------------------------------------------
Bexar (County of) Health Facilities
Development Corp. (Warm Springs); Health Care
System VRD Series 1997 RB (LOC-JPMorgan Chase
Bank)
    2.05%, 09/01/27                            (b)(c)                --         VMIG-1             3,435           3,435,000
----------------------------------------------------------------------------------------------------------------------------
Crawford (City of) Education Facilities Corp.
Package (University Parking System Project);
Refunding VRD Series 2004 A RB (LOC-BNP
Paribas)
    2.09%, 05/01/35                            (b)(c)                --         VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Dallas (City of); Limited Tax Series 2003 GO
    3.50%, 02/15/05                                                  AA+          Aa1              1,500           1,504,349
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston
Airport); VRD Series 2000-4307 COP (Acquired
11/15/00; Cost $15,750,000)
    2.04%, 07/01/28                            (c)(d)(e)            A-1+          --              15,750          15,750,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (City of Houston Water
& Sewer);
  VRD Series 1997-4305 A COP (Acquired
04/27/99; Cost $14,005,000)
      2.04%, 12/01/27                          (c)(d)(e)            A-1+          --              14,005          14,005,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 2002-6019 A COP (Acquired
11/13/02; Cost $8,910,000)
      2.04%, 12/01/30                          (c)(d)(e)            A-1+          --               8,910           8,910,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (Harris County Toll
Road);
  VRD Series 2001-4305 COP (Acquired
05/08/01; Cost $7,390,000)
      2.04%, 08/01/14                          (c)(d)(e)            A-1+          --               7,390           7,390,000
----------------------------------------------------------------------------------------------------------------------------
  VRD Series 2002-6012 A COP (Acquired
11/20/02; Cost $1,580,000)
      2.04%, 08/15/30                          (c)(d)(e)            A-1+          --               1,580           1,580,000
----------------------------------------------------------------------------------------------------------------------------
El Paso (County of); Refunding Limited Tax
Series 2002 A GO
    3.25%, 02/15/05                            (f)                   AAA          Aaa              1,040           1,042,606
----------------------------------------------------------------------------------------------------------------------------
Fort Worth (City of); Limited Tax Series 2000
GO Ctfs.
    6.25%, 03/01/05                            (h)(i)                NRR          NRR              5,000           5,039,944
----------------------------------------------------------------------------------------------------------------------------
Garland (City of) Industrial Development
Authority Inc. (Carroll Co. Project); VRD
Series 1984 IDR (LOC-Wells Fargo Bank N.A.)
(Acquired 09/03/03; Cost $2,300,000)
    2.05%, 12/01/14                            (b)(c)(e)             --           Aaa              2,300           2,300,000
----------------------------------------------------------------------------------------------------------------------------
Goose Creek (City of) Consolidated
Independent School District; Refunding
Unlimited Tax Series 2002 A GO (CEP-Texas
Permanent School Fund)
    4.00%, 02/15/05                                                  AAA          Aaa              1,520           1,525,123
----------------------------------------------------------------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
(Lincoln Property Co.); Refunding
Multi-Family Housing VRD Series 1993 RB
(CEP-General Electric Corp.)
    2.00%, 06/01/10                            (c)                  A-1+          --               2,700           2,700,000
----------------------------------------------------------------------------------------------------------------------------
Grapevine (City of) Industrial Development
Corp. (Southern Air Transport); Refunding
Airport Series 1993 RB (LOC-JPMorgan Chase
Bank)
    2.00%, 03/01/10                            (b)(c)               A-1+          --               2,300           2,300,000
----------------------------------------------------------------------------------------------------------------------------
Harris (County of) Cultural Education
Facilities Finance Corp. (Houston Music Hall
Foundation); VRD Series 1999 RB (LOC-JPMorgan
Chase Bank)
    2.05%, 06/01/29                            (b)(c)               A-1+          --                 700             700,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Harris (County of) Hospital District; Sub.
Lien Commercial Paper Series A RN (LOC-Bank
of America N.A.)
    1.90%, 03/17/05                            (b)                  A-1+          --             $ 9,451       $   9,451,000
----------------------------------------------------------------------------------------------------------------------------
Harris (County of) Houston Texas Sports
Authority (Rodeo); Jr. Lien VRD Series 2001 C
RB
    2.00%, 11/15/30                            (c)(f)               A-1+        VMIG-1             6,300           6,300,000
----------------------------------------------------------------------------------------------------------------------------
Hays (County of) Memorial Health Facilities
Development Corp. (Central Texas Medical
Center Project); Hospital VRD Series 1990 B
RB (LOC-SunTrust Bank)
    2.00%, 11/15/14                            (b)(c)               A-1+          --              10,200          10,200,000
----------------------------------------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
Corp. (AMOCO Project);  VRD Series 1985 PCR
    1.80%, 05/01/05                            (g)(h)               A-1+          P-1             10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
Hockley (County of) Industrial Development
Corp. (AMOCO Project-Standard Oil Co.); VRD
Series 1983 PCR
    1.40%, 03/01/05                            (g)(h)               A-1+          Aa1             12,775          12,775,000
----------------------------------------------------------------------------------------------------------------------------
Houston (City of) Independent School District
(Schoolhouse); Limited Tax Series 2004 GO
(CEP-Texas Permanent School Fund)
    1.62%, 06/09/05                            (h)(k)               A-1+        VMIG-1            15,000          15,000,000
----------------------------------------------------------------------------------------------------------------------------
Houston (City of); Commercial Paper Notes
Series 2003 A GO
    1.82%, 01/24/05                                                 A-1+          P-1             24,000          24,000,000
----------------------------------------------------------------------------------------------------------------------------
    1.38%, 01/25/05                                                 A-1+          P-1             13,400          13,400,000
----------------------------------------------------------------------------------------------------------------------------
    1.83%, 01/26/05                                                 A-1+          P-1             13,500          13,500,000
----------------------------------------------------------------------------------------------------------------------------
Hunt (County of) Health Facilities
Development Corp. (Universal Health
Services-Greenville); VRD Series 1985 IDR
(LOC-Morgan Guaranty Trust)
    1.98%, 10/01/15                            (b)(c)               A-1+          --               4,300           4,300,000
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (County of Bexar); VRD
Limited Tax Series 2004-530 GO (Acquired
10/28/04; Cost $4,645,000)
    2.03%, 06/15/12                            (c)(d)(e)             --         VMIG-1             4,645           4,645,000
----------------------------------------------------------------------------------------------------------------------------
Mansfield (City of); Refunding Unlimited Tax
VRD Series 2004 GO
    2.00%, 02/15/05                            (f)                   AAA          Aaa                855             855,913
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (City of Brazosport
Independent School District); Refunding
Unlimited Tax VRD Series 2003 PT-1690 GO
(Acquired 02/20/03; Cost $4,920,000)
    2.03%, 08/15/10                            (c)(d)(e)             --         VMIG-1             4,920           4,920,000
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch P-Floats (Harris County
Hospital District); VRD Series 2002 PT-665 RB
(Acquired 10/02/02; Cost $5,935,000)
    2.03%, 08/15/08                            (c)(d)(e)            A-1+          --               5,935           5,935,000
----------------------------------------------------------------------------------------------------------------------------
Northside Independent School District;
Refunding VRD Unlimited Tax Series 2003 B GO
(CEP-Texas Permanent School Fund)
    1.75%, 08/01/05                            (h)(k)               A-1+        VMIG-1             1,870           1,870,000
----------------------------------------------------------------------------------------------------------------------------
Pine Tree Independent School District;
Unlimited Tax Series 1994 GO (CEP-Texas
Permanent School Fund)
    5.25%, 02/15/05                            (h)(i)                NRR          Aaa                910            914,123
----------------------------------------------------------------------------------------------------------------------------
San Antonio (City of) Education Facilities
Corp. (Trinity University); Higher Education
Refunding VRD Series 2002 RB
    2.20%, 06/01/33                            (n)                  A-1+          --               1,900           1,900,000
----------------------------------------------------------------------------------------------------------------------------
San Antonio (City of) Water & Sewer System;
Commercial Paper Notes Series 2001 A GO
(Acquired 10/28/04; Cost $4,645,000)
    1.83%, 01/26/05                            (e)                  A-1+          P-1             29,900          29,900,000
----------------------------------------------------------------------------------------------------------------------------
Sherman (City of) Higher Education Finance
Corp. (Austin College Project); Higher
Education VRD Series 1997 RB (LOC-Bank of
America N.A.)
    2.05%, 01/01/18                            (b)(c)               A-1+          --              12,800          12,800,000
----------------------------------------------------------------------------------------------------------------------------
Spring (City of) Independent School District;
Unlimited Tax Series 2004 GO (CEP-Texas
Permanent School Fund)
    2.50%, 02/15/05                                                  AAA          Aaa              2,195           2,198,564
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
TEXAS--(CONTINUED)
Texas (State of); Series 2004 TRAN
    3.00%, 08/31/05                                                 SP-1+        MIG-1          $ 40,000       $  40,355,482
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (City of Austin); VRD Series
2000 A26 RB (Acquired 11/09/04; Cost
$9,230,000)
    2.11%, 11/10/05                            (d)(e)(h)(k)(m)       --         VMIG-1             9,230           9,230,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Harris County Toll Road);
VRD Series 2003 B16 RB (Acquired 02/19/03;
Cost $3,015,000)
    2.06%, 08/15/25                            (c)(d)(e)             --         VMIG-1             3,015           3,015,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Jefferson County Health
Facilities Development Corp.); VRD Series
2001 A83 RB (Acquired 11/18/03; Cost
$3,570,000)
    2.11%, 11/16/05                            (d)(e)(h)(k)(m)       A-1          --               3,570           3,570,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Southeast Texas Housing
Finance Corp.); VRD Series 2001 A18 RB
(Acquired 11/18/03; Cost $4,130,000)
    2.11%, 11/16/05                            (d)(e)(h)(k)(m)       A-1          --               4,130           4,130,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (University of Texas);
Refunding VRD Series 2003 B14 RB
(Acquired 01/29/03; Cost $8,005,000)
    2.04%, 08/15/22                            (c)(d)(e)             --         VMIG-1             8,005           8,005,000
============================================================================================================================
                                                                                                                 357,468,765
============================================================================================================================

UTAH--1.78%
Merrill Lynch P-Floats (City of Murray
Hospital); VRD Series 2002 PA-1066 RB
(Acquired 10/02/02; Cost $5,995,000)
    2.03%, 05/15/22                            (c)(d)(e)             A-1          --               5,995           5,995,000
----------------------------------------------------------------------------------------------------------------------------
Salt Lake City (City of) (Gateway Project);
Special Assessment VRD Series 2003
(LOC-Citibank N.A.)
    2.00%, 12/01/23                            (b)(c)               A-1+          --               5,800           5,800,000
----------------------------------------------------------------------------------------------------------------------------
Sanpete (County of) School Facilities
(Wasatch Academy); VRD Series 2003 RB
(LOC-U.S. Bank N.A.)
    2.04%, 08/01/28                            (b)(c)               A-1+          --                 900             900,000
----------------------------------------------------------------------------------------------------------------------------
St. George (City of) (OK Foundation
Projects); Sr. Housing VRD Series 2004 A RB
(CEP-Federal National Mortgage Association)
    2.04%, 12/15/29                            (c)                  A-1+          --              23,640          23,640,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Intermountain Power
Agency); Power Supply VRD Series 2002 A59 RB
(Acquired 10/23/02; Cost $6,960,000)
    2.06%, 07/01/10                            (c)(d)(e)             --         VMIG-1             6,960           6,960,000
----------------------------------------------------------------------------------------------------------------------------
West Jordan (City of) (Broadmoor Village
Apartments LLC); Refunding Multi-Family
Housing VRD Series 2004 RB (CEP-Federal Home
Loan Mortgage Corp.)
    2.01%, 12/01/34                            (c)                  A-1+          --               9,675           9,675,000
============================================================================================================================
                                                                                                                  52,970,000
============================================================================================================================

VERMONT--0.21%
Vermont (State of) Student Assistance Corp.;
Student Loan VRD Series 1985 RB (LOC-State
Street Bank & Trust Co.)
    1.90%, 01/01/08                            (b)(l)                --         VMIG-1             2,640           2,640,000
----------------------------------------------------------------------------------------------------------------------------
Vermont (State of); Unlimited Tax Series 1994
A GO
    6.40%, 01/15/05                            (h)(i)                NRR          NRR              3,510           3,586,150
============================================================================================================================
                                                                                                                   6,226,150
============================================================================================================================

VIRGINIA--1.24%
Henrico (County of) Economic Development
Authority (Westminster Centerbury);
Residential Care Facilities VRD Series 2003 B
RB (LOC-KBC Bank N.V.)
    1.99%, 07/01/08                            (b)(c)                --         VMIG-1            17,100          17,100,000
----------------------------------------------------------------------------------------------------------------------------
Roanoke (City of) Industrial Development
Authority (Carilion Health System); Refunding
VRD Series 2002 D RB
    2.15%, 07/01/27                            (n)                  A-1+        VMIG-1            19,205          19,205,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
VIRGINIA--(CONTINUED)
Rockingham (County of) Industrial Development
Authority (Sunnyside Presbyterian Home);
Residential Care Facilities VRD Series 2003
RB (LOC-Branch Banking & Trust Co.)
    2.02%, 12/01/33                            (b)(c)                A-1          --              $  750        $    750,000
============================================================================================================================
                                                                                                                  37,055,000
============================================================================================================================

WASHINGTON--6.38%
ABN AMRO Munitops Ctfs. Trust (City of
Seattle Municipal Light & Power); Multi-State
Non-AMT VRD Series 2002-12 Ctfs. (Acquired
05/25/04; Cost $9,755,000)
    2.04%, 03/01/09                            (c)(d)(e)             --         VMIG-1             9,755           9,755,000
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (City of
Seattle); Multi-State Non-AMT VRD Limited Tax
Series 2003-7 GO Ctfs. (Acquired 05/13/03;
Cost $10,685,000)
    2.04%, 07/01/10                            (c)(d)(e)(j)          --           --              10,685          10,685,000
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Ctfs. Trust (King County);
Multi-State Non-AMT VRD Limited Tax Series
2001-1 GO Ctfs. (Acquired 01/04/01; Cost
$10,000,000)
    2.04%, 07/01/06                            (c)(d)(e)             --         VMIG-1            10,000          10,000,000
----------------------------------------------------------------------------------------------------------------------------
Bremerton (City of) (Kitsap Regional
Conference Center); VRD Series 2003 RB
(LOC-Bank of America N.A.)
    2.05%, 12/01/28                            (b)(c)(j)             --           --               2,565           2,565,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington
Public Power Supply Systems Project No. 2);
VRD Series 1996-4703 A COP (Acquired
05/02/01; Cost $5,870,000)
    2.04%, 07/01/11                            (c)(d)(e)            A-1+          --               5,870           5,870,000
----------------------------------------------------------------------------------------------------------------------------
Eagle Tax Exempt Trust (State of Washington);
VRD Series 1998-4701 A COP (Acquired
07/20/00; Cost $14,400,000)
    2.04%, 05/01/18                            (c)(d)(e)            A-1+          --              14,400          14,400,000
----------------------------------------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
Commercial Paper Notes (LOC-Bank of America
N.A.)
    1.82%, 02/10/05                            (b)                  A-1+          --              28,460          28,460,000
----------------------------------------------------------------------------------------------------------------------------
Everett (City of) Public Facilities District;
Commercial Paper TRAN (LOC-Bank of America
N.A.)
    1.82%, 02/10/05                            (b)                  A-1+          P-1              4,300           4,300,000
----------------------------------------------------------------------------------------------------------------------------
Everett (City of); Limited VRD Tax Series 2001
GO (LOC-Bank of America N.A.)
    2.05%, 12/01/21                            (b)(c)(j)             --           --               2,600           2,600,000
----------------------------------------------------------------------------------------------------------------------------
Issaquah (City of) Community Properties;
VRD Special Revenue Series 2001 A RB
(LOC-Bank of America N.A.)
    2.00%, 02/15/21                            (b)(c)                --         VMIG-1            10,150          10,150,000
----------------------------------------------------------------------------------------------------------------------------
J.P. Morgan PUTTERs (State of Washington);
VRD Unlimited Tax Series 2004-593 GO
(Acquired 11/18/04; Cost $1,500,000)
    2.03%, 07/01/12                            (c)(d)(e)             --         VMIG-1             1,500           1,500,000
----------------------------------------------------------------------------------------------------------------------------
King (County of) Economic Enterprise Corp.
(Puget Sound Blood Center Project); VRD
Series 1998 RB (LOC-U.S. Bank N.A.)
    2.05%, 04/01/23                            (b)(c)                --         VMIG-1             3,810           3,810,000
----------------------------------------------------------------------------------------------------------------------------
Lake Tapps Parkway Properties; Special Revenue
VRD Series 1999 A RB (LOC-U.S.
  Bank N.A.)
      2.02%, 12/01/19                          (b)(c)                --         VMIG-1            11,800          11,800,000
----------------------------------------------------------------------------------------------------------------------------
  Series 1999 B RB (LOC-U.S. Bank N.A.)
      2.02%, 12/01/19                          (b)(c)                --         VMIG-1               700             700,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. Trust Floater Ctfs.
(Port of Seattle); VRD Series 2002-739D RB
(Acquired 07/21/04; Cost $5,000,000)
    2.03%, 09/01/20                            (c)(d)(e)             A-1          --               5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Pierce (County of) Economic Development Corp.
(Weyerhaeuser Real Estate); Special Revenue
VRD Series 1997 RB (LOC-Bank of America N.A.)
    2.05%, 01/01/27                            (b)(c)               A-1+        VMIG-1            12,705          12,705,000
----------------------------------------------------------------------------------------------------------------------------



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON--(CONTINUED)
Seattle (City of) Housing Authority (Bayview
Manor Project); Low Income Housing Assistance
VRD Series 1994 B RB (LOC-U.S. Bank N.A.)
    2.05%, 05/01/19                            (b)(c)               A-1+          --               2,340       $   2,340,000
----------------------------------------------------------------------------------------------------------------------------
Seattle (City of) Housing Authority (Pioneer
Human Services Project); Refunding VRD Series
1995 RB (LOC-U.S. Bank N.A.)
    2.05%, 12/01/15                            (b)(c)               A-1+          --               2,295           2,295,000
----------------------------------------------------------------------------------------------------------------------------
Seattle (Port of) Industrial Development
Corp. (Sysco Food Services Project);
Refunding VRD Series 1994 IDR
    2.03%, 11/01/25                            (c)                  A-1+        VMIG-1             7,520           7,520,000
----------------------------------------------------------------------------------------------------------------------------
Snohomish (County of) Housing Authority (Ebey
Arms Centerhouse Project); Refunding Housing
VRD Series 2003 RB (LOC-Bank of America N.A.)
    2.05%, 12/01/34                            (b)(c)(j)             --           --               6,245           6,245,000
----------------------------------------------------------------------------------------------------------------------------
Vancouver (City of) Housing Authority (Village
Park Apartments Project); Housing VRD Series
2000 RB (LOC-U.S. Bank N.A.)
    2.02%, 11/02/05                            (b)(c)               A-1+          --               1,340           1,340,000
----------------------------------------------------------------------------------------------------------------------------
Wachovia MERLOTs (Central Puget Sound
Regional Transit Authority); Sales Tax &
Motor VRD Series 2001 A46 RB (Acquired
11/12/03; Cost $6,275,000)
    2.11%, 11/10/05                            (d)(e)(h)(k)(m)       --         VMIG-1             6,275           6,275,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Economic Development
Finance Authority (Seadrunar Recycling LLC
Project); Economic Development VRD Series 2000
E RB (LOC-U.S. Bank N.A.)
    2.05%, 08/01/25                            (b)(c)               A-1+          --               2,735           2,735,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Higher Education
Facilities Authority (Cornish College Arts
Project); VRD Series 2003 A RB (LOC-Bank of
America N.A.)
    2.05%, 12/01/33                            (b)(c)                --         VMIG-1             5,000           5,000,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (Hearthstone Project); Non-Profit
Refunding VRD Series 2004 RB (LOC-Bank of
America N.A.)
    2.00%, 12/01/29                            (b)(c)               A-1+          --              12,000          12,000,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (Nikkei Concerns Project);
Non-Profit Housing VRD Series 1994 RB
(LOC-U.S. Bank N.A.)
    2.05%, 10/01/19                            (b)(c)               A-1+          --               3,605           3,605,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (The Evergreen School Project);
Non-Profit VRD Series 2002 RB (LOC-Wells
Fargo Bank N.A.)
    1.99%, 07/01/28                            (b)(c)               A-1+          --               2,660           2,660,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (University Preparatory Academy
Project); Non-Profit VRD Series 2000 RB
(LOC-Bank of America N.A.)
    2.05%, 07/01/30                            (b)(c)                --         VMIG-1             1,250           1,250,000
----------------------------------------------------------------------------------------------------------------------------
Washington (State of) Housing Finance
Commission (YMCA of Columbia-Willamette);
Non-Profit VRD Series 1999 RB (LOC-Wells Fargo
Bank N.A.)
    2.04%, 08/01/24                            (b)(c)               A-1+          --               2,300           2,300,000
============================================================================================================================
                                                                                                                 189,865,000
============================================================================================================================

WEST VIRGINIA--0.21%
Monongalia (County of) Building Community
Hospital (Monongalia General Hospital);
Refunding VRD Series 2002 A RB (LOC-JPMorgan
Chase Bank)
    2.02%, 07/01/17                            (b)(c)                A-1        VMIG-1               645             645,000
----------------------------------------------------------------------------------------------------------------------------
West Virginia (State of) Hospital Finance
Authority (VHA Mid-Atlantic/Cap); Hospital
VRD Series 1985 F RB
    2.00%, 12/01/25                            (c)(f)               A-1+          --               5,700           5,700,000
============================================================================================================================
                                                                                                                   6,345,000
============================================================================================================================



TFIT-QTR-1

                                                                           RATINGS           (a)     PAR          MARKET
                                                                     S&P        MOODY'S             (000)         VALUE
----------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.63%
Kimberly (City of) (Fox Cities YMCA Project);
VRD Series 2002 RB (LOC-M&I Marshall & Ilsley
Bank)
    2.05%, 04/01/32                            (b)(c)                --         VMIG-1           $ 2,540       $   2,540,000
----------------------------------------------------------------------------------------------------------------------------
Menomonee Falls (City of); Refunding Sewer
System Series 2004 RB
    2.00%, 05/01/05                            (f)                   --           Aaa              1,425           1,427,563
----------------------------------------------------------------------------------------------------------------------------
Waukesha (County of); Promissory Notes
Unlimited Tax Series 2004 GO
    2.00%, 04/01/05                                                  --           Aaa              1,500           1,503,478
----------------------------------------------------------------------------------------------------------------------------
West Allis (City of) (State Fair Park
Exposition Center Inc.); VRD Series 2001 RB
(LOC-U.S. Bank N.A.)
    2.03%, 08/01/28                            (b)(c)                --         VMIG-1             2,300           2,300,000
----------------------------------------------------------------------------------------------------------------------------
Wind Point (City of) (Johnson Foundation
Project); VRD Series 2000 RB (LOC-Bank of
Montreal)
    2.03%, 09/01/35                            (b)(c)               A-1+          --               4,665           4,665,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Eastcastle Place Inc.);
VRD Series 2004 C RB (LOC-ABN AMRO Bank N.V.)
    2.03%, 12/01/34                            (b)(c)                A-1          --               7,000           7,000,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Mequon Jewish Project);
VRD Series 2003 RB (LOC-JPMorgan Chase Bank)
    2.03%, 07/01/28                            (b)(c)                --         VMIG-1             2,150           2,150,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Mercy Health System);
Pooled Loan VRD Series 2003 I RB (LOC-M&I
Marshall & Ilsley Bank)
    2.03%, 06/01/23                            (b)(c)                --         VMIG-1             9,570           9,570,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Mercy Health System);
VRD Series 2003 C RB (LOC-M&I Marshall &
Ilsley Bank)
    2.03%, 08/15/23                            (b)(c)                --         VMIG-1             7,300           7,300,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Sinai Samaritan Medical
Center Inc.); VRD Series 1994 A RB (LOC-M&I
Marshall & Ilsley Bank)
    2.03%, 09/01/19                            (b)(c)                A-1          --               5,649           5,649,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (St. John's Home);
Pooled Loan VRD Series 2003 J RB (LOC-M&I
Marshall & Ilsley Bank)
    2.03%, 07/01/23                            (b)(c)                --         VMIG-1             4,250           4,250,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (St. Luke's Medical
Center); VRD Series 1987 RB (LOC-KBC Bank
N.V.) (Acquired 06/01/04; Cost $28,600,000)
    2.00%, 12/01/17                            (b)(c)(e)             A-1          --              28,600          28,600,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (St. Mary's School); VRD
Series 2004 RB (LOC-M&I Marshall & Ilsley
Bank)
    2.03%, 08/01/19                            (b)(c)                A-1          --               2,695           2,695,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
Facilities Authority (Three Pillars Senior
Living); VRD Series 2004 B RB (LOC-JPMorgan
Chase Bank)
    1.95%, 08/15/34                            (b)(c)                --         VMIG-1             2,200           2,200,000
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
Flow Management Program; Series 2004 A-1 COP
    3.00%, 09/20/05                            (o)                   --           --               8,000           8,073,943
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of) School Districts Cash
Flow Management Program; Series 2004 B-1 COP
    3.50%, 11/01/05                                                  --          MIG-1            15,000          15,164,087
----------------------------------------------------------------------------------------------------------------------------
Wisconsin (State of); Unlimited Tax Series
1995 A GO
    6.10%, 05/01/05                            (h)(i)                NRR          Aaa              3,000           3,048,915
============================================================================================================================
                                                                                                                 108,136,986
============================================================================================================================

Total Municipal Obligations  (Cost
$2,976,869,085)                                                                                                2,976,869,085
============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$2,976,869,085)                                (p)                                                            $2,976,869,085
____________________________________________________________________________________________________________________________
============================================================================================================================


TFIT-QTR-1

Investment Abbreviations:

ACES                                           Automatically Convertible Extendable Security
AMT                                            Alternative Minimum Tax
BAN                                            Bond Anticipation Note
CEP                                            Credit Enhancement Provider
COP                                            Certificate of Participation
Ctfs.                                          Certificates
GO                                             General Obligation Bonds
IDR                                            Industrial Development Revenue Bonds
Jr.                                            Junior
LOC                                            Letter of Credit
MERLOT                                         Municipal Exempt Receipts Liquidity Optional Tender
NRR                                            Not Re-Rated
P-Floats                                       Puttable Floating Option Tax-Exempt Receipt
PCR                                            Pollution Control Revenue Bonds
PUTTERs                                        Putable Tax Exempt Receipts
RAN                                            Revenue Anticipation Notes
RB                                             Revenue Bonds
RN                                             Revenue Notes
Sr.                                            Senior
Sub.                                           Subordinated
TAN                                            Tax Antcipation Notes
TRAN                                           Tax and Revenue Anticipation Notes
VRD                                            Variable Rate Demand
Wts.                                           Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), except as indicated in note (j) and
     (o) below. NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian).

(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or predecessor bank, branch or subsidiary.

(c) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is the rate in effect on December 31, 2004.

(d) Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at December 31, 2004 was $785,485,000, which represented 26.39% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined semi-annually. Rate shown is the rate in effect on December 31, 2004.

(h) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(i)  Advance refunded; secured by an escrow fund of U.S. Treasury obligations.

(j) Security is not rated by S&P or by Moody's; however it is rated by Fitch IBCA ("Fitch") of F1+.

(k) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined at intermittent intervals. Rate shown is the rate in effect on December 31, 2004.

(l) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined monthly. Rate shown is the rate in effect on December 31, 2004.

(m) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at December 31, 2004 was $69,915,000, which represented 2.35% of the Fund's Total Investments.

(n) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined daily. Rate shown is the rate in effect on December 31, 2004.

(o) Determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(p)  Also represents cost for federal income tax purposes.

       See accompanying notes which are an integral part of this schedule.



TFIT-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
December 31, 2004
(Unaudited)


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.


TFIT-QTR-1

Item 2. Controls and Procedures.

     (a) As of December 16, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q and Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Tax-Free Investments Trust

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 1, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 1, 2005

By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    March 1, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

I, Robert H. Graham, Principal Executive Officer, certify that:

1. I have reviewed this report on Form N-Q of Tax-Free Investments Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    March 1, 2005                           /s/ ROBERT H. GRAHAM
         -------------             ---------------------------------------------
                                   Robert H. Graham, Principal Executive Officer

I, Sidney M. Dilgren, Principal Financial Officer, certify that:

1. I have reviewed this report on Form N-Q of Tax-Free Investments Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidating subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (c) Disclosed in this report any change in this registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:    March 1, 2005                        /s/ SIDNEY M. DILGREN
         -------------            ----------------------------------------------
                                  Sidney M. Dilgren, Principal Financial Officer